Calvert

Investments  that  make  a  difference

June  30,  2001
Semi-Annual  Report
Calvert  Tax-Free  Reserves

Contents

President's  Letter
2

Portfolio
Manager  Remarks
3

Statements  of
Net  Assets
9

Statements  of  Operations
28

Statements  of  Changes  in  Net  Assets
29

Notes  to
Financial  Statements
33

Financial  Highlights
37

Dear  Shareholders:


On June 27, 2001, the Federal Open Market Committee cut short-term interest rates for the sixth time this year in its latest effort to jump-start an ailing U.S. economy. Over a period of roughly seven months, the Fed has reduced interest rates 2.75%, however we have seen few signs of a turnaround. The stock markets in April and May were hoping for improvements in the second half of the year. Now, there's talk of recovery late in the fourth quarter.
There are contrary forces at play in the marketplace. Despite a bounceback in old-economy company's stock prices and robust consumer spending, the downturn suffered in the telecom, media, and technology sectors continues - and sluggish, even negative growth is a real possibility. Fed Chairman Alan Greenspan and his colleagues appear optimistic, but an increasing number of U.S. businesses, forced to make spending cuts and staff reductions, do not appear to share the same confidence. Economic data also indicate that industrial output has fallen for eight successive months, and both inflation and consumer prices are on the rise.
For today's investor, changeable forecasts call for sober appraisal, not panic. And picking the right path through the ups and downs of today's bond and equity markets requires professional expertise. Always consider the benefits of portfolio diversification. As unsettling as turbulent markets can be, those who follow fundamental investing principles and diversify their portfolios across a range of asset classes should profit in the long term. We encourage you to work with your financial advisor and to make decisions based on your financial situation and personal tolerance for risk.
We appreciate your investment in Calvert funds and look forward to working with you to help you reach your financial goals.


Sincerely,



Barbara  J.  Krumsiek
President  and  CEO
July  31,  2001

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

und
Information

asset  allocation
tax-exempt
money  market

NASDAQ  symbol
CTMXX

CUSIP  number
131620-10-6

Calvert  Tax-Free  Reserves
Money  Market  Portfolio

How would you characterize the investment climate over the past six months? During the first six months of 2001, the Federal Reserve lowered the target for the fed funds rate six times for a total of 275 basis points. The fed funds target currently stands at 3.75%. The Fed reacted so aggressively due to a swift contraction in economic growth.
Short term interest rates had fallen ahead of the fed funds rate in anticipation of further Fed action. The Fed is trying to keep the economy out of a recession and sees the near term risks as weighted toward economic weakness.

How  did  the  Fund  perform?
The Money Market Portfolio's Class O shares total return for the six-month period ending June 30, 2001 was 1.60%. This was above the 1.40% total return for the average tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

What  was  your  strategy  during  the  period?
At the start of the year, the Portfolio had a longer than average weighted maturity which helped when rates plummeted. Short rates were dropping not only due to the Fed easing, but also because of a lack of supply in tax-free securities. We had intended to let the Portfolio's average maturity shorten with time until tax season when tax-free money market rates typically spike upward. Supply usually increases at this time due to funds selling securities to raise cash for tax payment redemptions. However, due to stock market volatility, investors sought the safety of money market funds which saw a huge influx of cash. This helped to temper the back-up in tax-free rates and available supply.
We were not able to extend the maturity of the Portfolio until the beginning of the summer note season, when most note issuance occurs.

What  is  your  outlook?
The benefits of Fed easing should begin to take hold in the coming months. The Fed is hoping consumer confidence and spending holds up until the economy gets back on track. To ensure this occurs, the Fed stands ready to lower rates further if economic data remain weak. We anticipate that the economy will slowly regain its footing over the next several quarters. If the economy remains weak, money market rates would likely remain low. On the other hand, if the economy begins to expand, rates would likely rise. Moreover, if positive earnings return to stocks, investors may begin to pull money from the sidelines, thereby fueling any rise in short-term rates.

July  31,  2001
Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

weighted
average  maturity
6.30.01      47  days
12.31.00     52  days


comparative  month-end  yields

IBC's  General
                     CTFR        Purpose Tax-Free
                 Money Market      Money Market
                    Class O          Averages
6.30.01              2.54%             2.39%
5.31.01              3.20%             2.82%
4.30.01              3.55%             3.18%
3.31.01              3.09%             2.69%
2.28.01              3.55%             3.02%
1.31.01              3.28%             2.67%
12.31.00             4.00%             3.59%

                                       class O
                                    average annual
                                     total return

                                     as of 6.30.01
1  year                                   3.65%
5  year                                   3.37%
10  year                                  3.33%
inception                                 4.60%
(3.04.81) Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Performance information represents Class O shares. The value of an investment in Institutional Class or Class T shares would be different. Sources: IBC's Money Fund Report, IBC Financial Data Inc. and Lipper Analytical Services Inc.

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert Tax-Free Reserves Limited-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset  allocation
short-term
tax-exempt  bonds

NASDAQ  symbol
CTFLX

CUSIP  number
131620-20-5

Calvert  Tax-Free  Reserves  Limited-Term  Portfolio

How  did  the  Fund  Perform?
The Fund's six month total return was 2.52%, compared to a 2.85% total return for the average short-term municipal fund tracked by Lipper Analytical Services, Inc.

What  was  your  strategy  during  the  period?
We were able to purchase a number of securities at attractive rates prior to the Fed rate cuts, which helped the Portfolio maintain a competitive yield through the first half of 2001. Securities in the one to three year maturity range were too expensive throughout the period, so we increased our variable rate demand note (VRDN) position from 25% to 30%. VRDNs in the Fund typically do not fluctuate in price and help to stabilize any movement in the net asset value of the Portfolio.

What  is  your  outlook?
We continue to believe Fed actions will eventually take hold, although not without volatility. Inflation is not a concern in the near term, so the Fed has more room to lower rates further. However, a recovery in the U.S. economy may take longer than expected due to worldwide economic weakness, lackluster corporate earnings expectations, and the possibility of fading consumer confidence.

July  31,  2001


comparative  Investment  Performance  (as  of  6.30.01)



                           CTFR              Lipper Short            Lehman
                        Limited-Term        Municipal Debt        Municipal Bond
                         Portfolio          Funds Average            Index TR
6  month                   2.52%                2.85%                  2.88%
1  year                    4.96%                6.05%                  9.98%
5  year*                   3.99%                4.31%                  6.54%
10  year*                  4.21%                4.54%                  7.16%

Investment performance does not reflect the deduction of any front-end sales charge.
TR  represents  total  return.  Source:  Lipper  Analytical  Services,  Inc.
*  Average  annual  return

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

monthly
dividend  yield
6.30.01      4.12%
12.31.00     4.46%

30  day  SEC  yield
6.30.01      4.19%
12.31.00     4.46%

weighted
average  maturity
6.30.01      297  days
12.31.00     401  days

effective  duration
6.30.01      287  days
12.31.00     361  days


Growth  of  a  hypothetical  $10,000  investment

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

[INSERT  LINE  GRAPH  HERE]

average  annual
total  return

as  of  6.30.01
1  year       3.89%
5  year       3.78%
10  year      4.11%
inception     5.77%
(3.04.81)

Reno  Martini  is  the  Chief  Investment  Officer  of  CAMCO.

Calvert Tax-Free Reserves Long-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset  allocation
long-term
tax-exempt  bonds

NASDAQ  symbol
CTTLX

CUSIP  number
131620-30-4

Calvert  Tax-Free  Reserves
Long-Term  Portfolio

How would you characterize the investment climate over the past six months? The municipal bond market had a challenging first half of 2001. Despite the Federal Reserve lowering interest rates, intermediate- and long-term municipal bond rates in general rose slightly in the first two quarters. After rates dropped in January, supply fears and certain economic indicators showed that there was still some strength left in the economy, and caused the municipal market to give back some gains after last year's rally. Municipal rates have ranged from 4.25% to 4.45% in the 10-year area, and from 5.10% to 5.25% in the longer maturities.


What  was  your  strategy  during  this  period?
Our belief was that interest rates were going to continue to fall as the economy slowed and the Fed continued to ease. We therefore lengthened our duration in anticipation of rates decreasing. We also purchased various bonds that appreciate in this type of environment and continued to purchase high quality, insured bonds as we entered an economic slowdown.

How  did  the  Fund  perform?
The Fund slightly underperformed the Lipper Intermediate Municipal Debt Funds Average posting a 1.95% return versus 2.41% for Lipper. We also were slightly behind the Lehman Municipal Bond Index of 2.88%.

comparative  Investment  Performance  (as  of  6.30.01)




                             CTFR           Lipper General            Lehman
                           Long-Term        Municipal Debt        Municipal Bond
                           Portfolio        Funds Average            Index TR
6  month                     1.95%              2.41%                  2.88%
1  year                      9.98%              9.23%                  9.98%
5  year*                     5.54%              5.43%                  6.54%
10  year*                    6.47%              6.49%                  7.16%

Investment performance does not reflect the deduction of any front-end sales charge.
TR  represents  total  return.  Source:  Lipper  Analytical  Services,  Inc.
*  Average  annual  return

What  is  your  Outlook?
The U.S. economy continues to face challenges. We continue to believe that the economy will slow down in the second half of the year and the Fed will have at least one more rate cut. Investors must keep an eye out for risk as the economy continues to slump. We continue to believe that a high quality, conservative stance will benefit our Portfolio.
Our strategy will be to continue with our current portfolio structure and we believe that by year end we will provide attractive returns to our shareholders.

July  31,  2001

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Growth  of  a  hypothetical  $10,000  investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

[INSERT  LINE  GRAPH  HERE]

Portfolio
statistics

monthly
dividend  yield
6.30.01      4.00%
12.31.00     4.82%

30  day  SEC  yield
6.30.01      4.12%
12.31.00     4.13%

weighted
average  maturity
6.30.01      16 years
12.31.00     16 years

effective  duration
6.30.01      8.90 years
12.31.00     9.49 years



total  return

as  of  6.30.01
1  year       5.85%
5  year       4.73%
10  year      6.06%
inception     7.41%
(8.23.83)

Money  Market  Portfolio
Statement  of  Net  assets
June  30,  2001

                                                       Principal
Municipal Obligations - 102.3%                           Amount         Value
Alabama  -  5.1%
Athens IDA Revenue VRDN, 4.70%, 6/1/05, LOC: Tokai
  Bank, Ltd.                                           $3,500,000     $3,500,000
Auburn IDA Revenue VRDN, 2.95%, 5/1/20, LOC:
  AmSouth Bank                                          4,505,000      4,505,000
Birmingham Public Education Building Authority
  Revenue VRDN, 2.70%, 6/1/30, LOC: First Union
  National Bank                                        24,060,000     24,060,000
Calhoun County Economic Development Council
  Revenue VRDN: 3.00%, 3/1/13, LOC: Fleet
  National Bank                                         3,000,000      3,000,000
   3.00%, 3/1/18, LOC: Fleet National Bank                700,000        700,000
Colbert County IDA Revenue VRDN, 2.95%, 10/1/11,
  LOC: South Trust Bank                                 3,220,000      3,220,000
MFH  Revenue  VRDN:
  2.80%, 11/1/08, LOC: South Trust Bank, AL             1,685,000      1,685,000
  2.80%, 4/1/14, LOC: AmSouth Bank                      2,775,000      2,775,000
  2.80%, 9/1/20, LOC: South Trust Bank, AL              2,940,000      2,940,000
Mobile County IDA Revenue VRDN, 2.95%, 4/1/20,
  LOC: South Trust Bank, AL                             4,000,000      4,000,000
Montgomery IDA Revenue VRDN,
  2.95%, 9/15/04, LOC: South Trust Bank, AL             1,890,000      1,890,000
  3.00%, 10/1/07, C/LOC: SunTrust Bank                  2,250,000      2,250,000
Northpoint  MFH  Revenue  VRDN:
  2.90%, 9/3/15, LOC: AmSouth Bank                      1,990,000      1,990,000
  2.80%, 7/1/18, LOC: AmSouth Bank                      5,375,000      5,375,000
Phenix Environmental Improvement Revenue VRDN,
  3.40%, 6/1/28, LOC: Toronto-Dominion Bank             9,160,000      9,160,000
State  IDA  Revenue  VRDN,  2.90%,  1/1/15,
  LOC: Fleet National Bank                                715,000        715,000
Sulligent  IDA  Revenue  VRDN,  3.00%,  5/1/10,
  LOC: Bank of America                                  2,000,000      2,000,000
The Taylor-Ryan Improvement District Revenue VRDN,
  2.85%, 5/1/31, LOC: Columbus Bank & Trust            10,000,000     10,000,000
Valley Special Care Facilities Revenue VRDN, 2.90%,
  6/1/25, LOC: Columbus Bank & Trust                    2,830,000      2,830,000
Wynlakes Government Utility Authority Revenue VRDN,
  2.95%, 5/1/06, LOC: AmSouth Bank                      4,000,000      4,000,000

Arizona  -  1.4%
Apache County IDA Revenue VRDN, 2.75%, 12/15/18,
  LOC: Bank of New York                                 4,600,000      4,600,000
Mesa  IDA  Revenue  VRDN,  2.65%,  1/1/29,
  BPA: Chase Manhattan, MBIA Insured                    8,000,000      8,000,000
Pinal County IDA and Pollution Control Revenue VRDN,
  2.70%, 12/1/11, LOC: BNP Paribas                      4,665,000      4,665,000
Prescott IDA Revenue VRDN, 3.25%, 12/1/14,
  GA: Household Finance Corp.                           7,900,000      7,900,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Arkansas  -  1.8%
Arkadelphia IDA Revenue VRDN, 2.80%, 4/1/11,
  LOC: Den Danske Bank                                 $4,000,000     $4,000,000
Fayetteville Public Facilities Board Revenue VRDN,
  3.50%, 9/1/27, LOC: Dresdner Bank, AG                10,090,000     10,090,000
North Little Rock Health Care Facilities Revenue
  VRDN, 2.70%, 12/01/21, BPA: Dexia Public Finance
  Bank, MBIA Insured                                    6,900,000      6,900,000
State  MFH  Revenue  VRDN:
  2.93%,  10/1/30,  LOC:  Regions  Bank                 5,200,000      5,200,000
  2.93%,  11/1/31, LOC: First Tennessee Bank            5,000,000      5,000,000

California  -  4.8%
Alameda County IDA Revenue VRDN, 3.20%, 3/1/28,
     LOC:  Bank  of  the  West                          5,950,000      5,950,000
Association of Bay Area Government Adjustable COPs,
  2.75%, 2/1/25, LOC: Wells Fargo Bank NA               2,660,000      2,660,000
Inland Valley Development Agency Tax Allocation VRDN,
  2.70%, 3/1/27, C/LOC: Cal Sters, LOC: Union Bank,
  California.                                          19,485,000     19,485,000
Los Angeles County MFH Revenue VRDN, 2.60%, 11/1/09,
  LOC: FHLB                                             4,800,000      4,800,000
Los Angeles County Redevelopment Agency MFH
  Revenue VRDN, 2.75%, 12/1/05, LOC: Westdeutsche
  Landesbank                                           10,850,000     10,850,000
Los Angeles County Tax and Revenue Anticipation
  Notes, 3.75%, 6/28/02                                10,000,000     10,109,800
Los Angeles Regional Airports Improvement Facilities
  Revenue VRDN, 3.40%, 12/1/15, LOC: Societe Generale   9,000,000      9,000,000
Los Angeles Tax and Revenue Anticipation Notes,
  4.00%, 6/28/02                                        4,200,000      4,260,606
Newman Capital Trust Certificates VRDN, 2.95%,
  4/1/32, LOC: FHLMC                                    2,000,000      2,000,000
San Diego County School District Tax and Revenue
  Anticipation Notes, 3.50%, 6/28/02                    8,000,000      8,065,280
State School Cash Reserve Program Authority Notes,
  4.00%, 7/3/02                                         8,000,000      8,105,200

Colorado  -  4.1%
Central City MFH Revenue VRDN, 3.10%, 12/25/30,
  C/LOC: Bank of America                                3,194,000      3,194,000
Lakewood  IDA  Revenue  VRDN,  3.60%,  8/1/07,
  LOC:  Bank  One,  NA                                    945,000        945,000
Park Creek Tax Increment Revenue VRDN, 3.35%,
  12/1/24                                               9,500,000      9,500,000
State General Fund Tax and Revenue Anticipation Notes,
  4.00%,  6/28/02                                       5,000,000      5,071,200
State Housing and Finance Authority Revenue VRDN:
  3.75%,  12/1/09,  LOC:  Key  Bank                     5,300,000      5,300,000
  2.70%,  10/15/16,  CA:  FNMA                         24,160,000     24,160,000
  2.80%,  4/1/20,  BPA:  FHLB                           6,945,000      6,945,000
  2.85%,  10/1/30,  BPA:  FHLB                         17,385,000     17,385,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Connecticut  -  1.7%
State Health & Educational Facilities Authority
  Revenue VRDN:
   2.40%,  7/1/29                                      $8,000,000     $8,000,000
   2.50%,  7/1/33                                      22,100,000     22,100,000

Delaware  -  2.3%
State  IDA  Revenue  VRDN,  2.90%,  8/1/29             35,000,000     35,000,000
Wilmington School Project Revenue VRDN, 2.80%,
  7/1/31, LOC: Allied Irish Bank                        6,000,000      6,000,000

Florida  -  1.9%
Capital Projects Financial Authority Revenue VRDN,
  2.70%, 8/1/17, BPA: Credit Suisse, FSA Insured        2,585,000      2,585,000
Gulf Breeze Public Improvement Revenue VRDN, 2.70%,
  12/1/20, BPA: Dexia Public Finance Bank,
  FGIC Insured                                          7,520,000      7,520,000
Gulf Coast University Adjustable COPs, 2.85%, 8/1/30,
  LOC: First Union National Bank                       10,000,000     10,000,000
Housing Finance Agency Revenue VRDN, 2.90%, 7/1/23,
  C/LOC: Commerze Bank, AG, LOC: Heller Financial       8,800,000      8,800,000
Palm Beach County MFH Revenue VRDN, 2.80%, 9/15/28      5,255,000      5,255,000

Georgia  -  8.1%
Athens MFH Revenue VRDN, 3.175%, 8/1/05,
  LOC:  US  Bank,  NA                                   2,000,000      2,000,000
Burke County Development Authority Revenue VRDN:
  3.25%,  7/11/01                                      10,000,000     10,000,000
  3.25%,  8/9/01                                        8,500,000      8,500,000
Clayton County Development Authority Revenue VRDN,
  2.70%, 5/1/35, LOC: Commerze Bank, AG                12,000,000     12,000,000
Clayton County MFH Revenue VRDN, 2.90%, 12/1/28,
  LOC:  PNC  Bank,  NA                                  4,100,000      4,100,000
Columbus Downtown Development Authority Revenue VRDN,
  2.95%, 8/1/15, LOC: Columbus Bank & Trust             7,500,000      7,500,000
Fulton County IDA Revenue VRDN, 2.90%, 12/1/10,
  LOC: Branch Bank & Trust                              3,300,000      3,300,000
Fulton County MFH Revenue VRDN, 2.80%, 8/1/26,
  LOC: Westdeutsche Landesbank                          9,600,000      9,600,000
Fulton County Residential Care Facilities Revenue
  VRDN,
   3.50%, 1/1/18, LOC: Dresdner Bank, AG                8,850,000      8,850,000
Franklin County Industrial Building Authority Revenue
  VRDN,
   2.95%,  1/1/07,  LOC:  Comerica  Bank                1,720,000      1,720,000
Jackson County IDA Revenue VRDN, 2.95%, 12/1/24,
  LOC: Fleet National Bank                              2,415,000      2,415,000
La Grange Housing Authorities Revenue VRDN, 3.00%,
  4/1/31,
   LOC: Columbus Bank & Trust                           2,100,000      2,100,000
Municipal Gas Authority Revenue VRDN:
  2.95%, 11/1/07 LOC: Bank of America                  28,860,000     28,860,000
  2.95%, 1/1/08 LOC: Bank of America                   41,050,000     41,050,000
Warner Robins Downtown Development Authority
  Revenue VRDN,
   3.05%, 9/1/34, LOC: Columbus Bank & Trust            1,300,000      1,300,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Hawaii  -  0.8%
State Department Budget and Finance VRDN, 5.00%,
  12/1/21,
   LOC: Union Bank of California                       $5,704,500     $5,704,500
State Housing Finance Revenue VRDN, 2.65%,
  7/1/24,
   LOC: BNP Paribas                                     8,800,000      8,800,000

Idaho  -  1.5%
State Single Family Housing Revenue VRDN, 2.90%,
  7/1/32,
   BPA: Bayerishe Landesbank Girozentrale              10,500,000     10,500,000
State  Tax Anticipation Notes, 3.75%, 6/28/02          15,500,000     15,671,740

Illinois  -  7.5%
Educational  Facilities  Authority  Revenue  VRDN:
  3.50%, 9/30/12, LOC: Bank One, NA                     2,060,000      2,060,000
  2.65%, 10/1/30, LOC: Allied Irish Bank               11,000,000     11,000,000
  2.65%, 11/1/32, LOC: Northern Trust Co.              23,400,000     23,400,000
  2.65%, 12/1/35, LOC: Harris Trust                    27,600,000     27,600,000
Elgin IDA Revenue VRDN, 2.80%, 9/1/16,
  LOC: LaSalle Bank                                     3,700,000      3,700,000
Health Facilities Authority Revenue VRDN, 3.30%,
  8/15/25,
   BPA: Northern Trust Co.                              4,400,000      4,400,000
Housing  Development  Authority  Revenue  VRDN:
  4.43%, 9/6/01, LOC: Bear Stearns Capital Markets      8,720,000      8,720,000
  2.60%, 1/1/08, LOC: FHLMC                            32,700,000     32,700,000
IDA  Revenue  VRDN:
  2.99%, 9/2/05, LOC: LaSalle Bank                      1,200,000     1,200,000
  5.00%, 12/1/09, LOC: Industrial Bank of Japan         8,000,000     8,000,000
  5.00%, 9/15/11, LOC: Industrial Bank of Japan         6,300,000     6,300,000
  2.90%, 9/1/26, LOC: Firstar Bank, Milwaukee           2,162,500     2,162,500
Rockford Economic Development Revenue VRDN, 4.50%,
  12/1/10,
   LOC: US Bank, NA                                     2,030,000     2,030,000

Indiana  -  3.6%
Frankfort Economic IDA Revenue VRDN, 4.20%, 1/1/23,
  LOC: Dai-Ichi Kangyo Bank                             5,400,000      5,400,000
Indianapolis Airport Facilities Revenue Bonds,
  4.65%, 4/1/17                                        19,900,000     19,900,000
Indianapolis MFH Revenue VRDN, 2.85%, 12/20/33,
  LOC: National City Bank                               5,570,000      5,570,000
Portage Industrial Pollution Control Revenue VRDN,
  4.90%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi Ltd.     5,150,000      5,150,000
City of Rockport AK Steel Corporation Project Revenue
  VRDN,
   2.80%, 6/1/29, LOC: PNC Bank, NA                     5,000,000      5,000,000
Shelbyville IDA Revenue VRDN, 4.20%, 9/1/06,
  LOC: Industrial Bank of Japan                         8,000,000      8,000,000
South Bend MFH Revenue VRDN, 3.05%, 10/1/09,
  LOC: FHLB                                             4,300,000      4,300,000
Spencer County Industrial Pollution Control Revenue
  VRDN,
   4.90%, 11/1/18, LOC: Fuji Bank, Ltd.                 3,680,000      3,680,000
Valparaiso Economic Development Authority Revenue
  VRDN,
   3.50%, 5/1/31, LOC: Marshall & Ilsley Bank           7,000,000      7,000,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Iowa  -  1.8%
Le Mars IDA Revenue VRDN, 2.95%, 3/1/16,
  LOC: SunTrust Bank                                   $1,850,000     $1,850,000
State School Cash Reserve Program Authority Notes,
  3.75%, 6/1/02, FSA Insured                           30,000,000     30,312,497

Kansas - 0.4%
Mission MFH Revenue VRDN, 2.70%, 9/15/26, CA: FNMA      7,700,000      7,700,000

Kentucky  -  3.6%
Hancock County IDA Revenue VRDN, 2.90%, 6/1/12,
  LOC: Chase Manhattan                                  3,670,000      3,670,000
Hopkinsville IDA Revenue VRDN:
  4.20%, 4/1/04, LOC: Dai-Ichi Kangyo Bank              5,100,000      5,100,000
  3.10%, 5/1/26, C/LOC: First Tennessee Bank            2,400,000      2,400,000
State Economic Development Authorities Revenue VRDN,
  2.65%, 1/1/22, LOC: Credit Suisse, MBIA Insured       7,400,000      7,400,000
State Interlocal Schools Transportation Association
  Tax and Revenue Anticipation Notes, 3.75%, 6/28/02    8,000,000      8,079,280
State General Fund Tax and Revenue Anticipation Notes,
  4.00%,  6/26/02                                      30,000,000     30,421,800
State IDA Revenue VRDN, 2.85%, 2/1/08,
  LOC:  National  City  Bank                            1,000,000      1,000,000
Walton  IDA  Revenue  VRDN,  5.00%,  7/1/12,
  LOC: Industrial Bank of Japan                         6,000,000      6,000,000


Louisiana  -  3.9%
New Orleans Aviation Board Revenue VRDN, 2.75%, 8/5/15,
  BPA: Dexia Public Finance Bank, MBIA Insured         14,750,000     14,750,000
New Orleans Levee District Revenue VRDN, 4.73%,
  10/1/17, LOC: Fuji Bank, Ltd.                        24,155,000     24,155,000
Public Facilities Authority GO Bonds, 5.00%, 9/5/01 8,025,000 8,031,906 Public Facilities Authority Revenue VRDN:
  2.75%, 12/1/14, LOC: Regions Bank                     2,540,000      2,540,000
  2.73%, 9/1/28, C/LOC: Bank of New York,
  LOC: Hibernia                                        19,000,000     19,000,000

Maryland  -  0.7%
Baltimore  IDA  Revenue  VRDN,  2.625%,  8/1/16,
  LOC:  Bayerishe  Landesbank  Girozentrale               500,000        500,000
Cecil County Economic Development Revenue VRDN,
  2.90%,  11/1/14,  LOC:  PNC  Bank,  NA                4,000,000      4,000,000
State Health & Educational Facilities Authority
  Revenue VRDN,
   2.80%, 4/1/31, LOC: Allfirst Bank                    7,100,000      7,100,000

Massachusetts  -  2.1%
Hudson IDA Revenue VRDN, 4.00%, 10/1/13,
  LOC: State Street Bank and Trust                        890,000        890,000
State  GO  Revenue  VRDN,  2.60%,  1/1/21,
     BPA:  State  Street  Bank  and  Trust             36,000,000     36,000,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Michigan  -  4.2%
Detroit Water Supply System Revenue VRDN, 2.70%,
  7/1/29, FGIC Insured                                 $9,500,000     $9,500,000
Sault Sainte Marie Tribe Building Revenue VRDN,
  5.06%, 6/1/03, LOC: National City Bank                2,260,000      2,260,000
State  Municipal  Bond  Authority  Revenue  Notes:
  5.00%, 7/2/01, LOC: Morgan Guaranty Trust             7,160,000      7,160,122
  4.00%, 4/11/02                                       15,000,000     15,104,108
State Strategic Fund Economic Development LO
  Revenue VRDN: 4.20%, 9/1/08, LOC: Dai-Ichi
  Kangyo Bank                                           6,800,000      6,800,000
   4.80%, 11/1/09, LOC: Tokai Bank, Ltd.                9,000,000      9,000,000
   3.30%, 6/15/10, BPA: Barclays Bank, AMBAC Insured    4,500,000      4,500,000
State Hospital Finance Authorities Revenue VRDN:
  2.70%, 8/15/15, LOC: Comerica Bank                    5,200,000      5,200,000
  2.65%, 12/1/23, LOC: National City Bank              15,630,000     15,630,000

Minnesota  -  0.2%
Cottage Grove Pollution Control Board Revenue VRDN,
  3.294%, 8/1/12                                        1,100,000      1,100,000
State Higher Educational Facilities Authority Revenue
  VRDN, 3.50%, 10/1/31, LOC: Harris Trust               2,700,000      2,700,000

Mississippi  -  1.3%
Business Financial Corp. IDA Revenue VRDN, 3.15%,
  1/1/06, LOC: First Union National Bank                3,675,000      3,675,000
State Development Bank Special GO VRDN:
  2.93%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured       7,000,000      7,000,000
  2.93%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured     12,500,000     12,500,000

Missouri  -  0.7%
State Infrastructure Facilities Revenue Bonds,
  4.30%, 12/1/01, LOC: Canadian Imperial Bank           8,000,000      8,037,557
State IDA Revenue VRDN, 2.95%, 9/1/08,
  LOC: Morgan Guaranty Trust                            3,900,000      3,900,000

Nebraska  -  0.8%
Lancaster County IDA Revenue VRDN, 2.85%, 8/15/09,
  LOC: Wells Fargo Bank, NA                             1,000,000      1,000,000
State IDA Revenue VRDN, 4.20%, 12/1/04,
  LOC: Sanwa Bank, Ltd.                                 4,000,000      4,000,000
State Single Family Housing Revenue VRDN, 2.90%,
  9/1/22, BPA: FHLB                                     9,000,000      9,000,000

Nevada  -  0.1%
Henderson Public Improvement Trust Revenue VRDN,
  2.80%, 4/1/07, LOC: Bank of America                   2,100,000      2,100,000

New  Hampshire  -  1.2%
State  MFH  Revenue  VRDN,  3.80%,  7/1/06,
  SURBD: Continental Casualty Co.                      21,025,000     21,025,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
New  Jersey  -  0.4%
State Health Care Facilities Financing Authority
  Revenue VRDN,
  6.625%, 7/1/17, IA: US Treasury                      $6,185,000     $6,415,342

New  Mexico  -  1.7%
State  Tax Anticipation Notes, 4.00%, 6/28/02          30,000,000     30,425,400

New  York  -  1.1%
Long Island Electric Power Authority Revenue VRDN,
  2.45%, 4/1/25, BPA: Credit Suisse, MBIA Insured       5,000,000      5,000,000
Monroe Tobacco Asset Securitization Corporation
  Bonds, 2.93%, 6/1/42, BPA: Merrill Lynch, GA;
  Merrill Lynch                                        10,995,000     10,995,000
State GO Bonds, 3.00%, 8/1/19, FGIC Insured             3,500,000      3,500,000

North Carolina - 0.4%
State Capital and Educational Facilities Revenue
  VRDN,
  3.05%, 12/1/31, LOC: Branch Bank & Trust              7,600,000      7,600,000

North  Dakota  -  0.3%
Traill County Solid Waste Disposal Revenue VRDN,
  3.30%, 3/1/13                                         5,750,000      5,750,000

Ohio  -  4.4%
Butler County Healthcare Facilities Revenue VRDN,
  2.65%, 3/1/29,
   LOC: Firstar Bank, Milwaukee                         4,565,000      4,565,000
Franklin County Hospital Revenue VRDN, 2.40%,
  6/1/17                                               10,000,000     10,000,000
Piqua IDA Revenue VRDN, 4.30%, 10/1/11,
  LOC: Sanwa Bank, Ltd.                                 5,800,000      5,800,000
State Air Quality Development Authority Revenue VRDN,
  4.70%,  8/1/20                                       14,100,000     14,100,000
State Environmental Improvement Revenue VRDN,
  2.75%,  12/1/26,
   LOC: Chase Manhattan                                 2,970,000      2,970,000
State Single Family Housing Revenue VRDN,
  4.70%, 9/1/18, BPA: Bank of New York                  9,900,000      9,900,000
  4.60%, 3/31/31, BPA: Commerze Bank, AG               13,870,000     13,870,000
State University General Receipts Revenue
  VRDN, 2.70%, 12/1/27                                  7,190,000      7,190,000
State Water Development and Pollution Control
  Facilities Revenue
   VRDN, 2.65%, 8/1/20, LOC: Barclays Bank             10,000,000     10,000,000

Oklahoma  -  1.5%
Tulsa Airport Trust Revenue VRDN, 4.70%, 6/1/35        21,900,000     21,900,000
Tulsa IDA Revenue VRDN, 3.70%, 11/1/01,
  LOC: ST Jones Medical Center                          5,000,000      5,000,000

Oregon  -  0.3%
Portland Special Obligation Revenue VRDN,
  3.30%,  6/15/27,
   LOC: Bank of Montreal                                5,000,000      5,000,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Pennsylvania  -  4.0%
Delaware County Authority Revenue VRDN, 2.80%,
  7/1/14, LOC: PNC Bank NA                             $8,300,000     $8,300,000
Emmaus General Authority Revenue VRDN, 2.80%,
  3/1/24, LOC: Kredietbank                             15,000,000     15,000,000
Erie County Hospital Authority Revenue VRDN,
  3.10%, 5/15/20, LOC: National City Bank               8,510,000      8,510,000
Harrisburg Authority Revenue VRDN, 2.76%, 3/1/34,
  LOC: Bayerische Vereinsbank                          34,000,000     34,000,000
Montgomery County IDA Revenue VRDN, 2.65%, 12/1/13,
  LOC: First Union National Bank                          150,000        150,000
Philadelphia MFH Redevelopment Authority Revenue
  VRDN, 2.90%, 12/1/09, LOC: HSBC Bank                  2,650,000      2,650,000
West Cornwall Township Municipal Authority Revenue
  VRDN, 2.80%, 3/1/16,
  LOC: First Union National Bank                        1,565,000      1,565,000

Puerto  Rico  -  0.1%
Electric Power Authority GO VRDN, 2.45%, 7/1/22,
  BPA: Societe Generale                                 1,300,000      1,300,000

South  Carolina  -  2.0%
Dorchester County IDA Revenue VRDN, 3.72%, 10/1/24,
  LOC: Bayerische Vereinsbank                           5,100,000      5,100,000
Greenwood County Hospital Revenue VRDN, 2.75%,
  10/1/23, LOC: Wachovia Bank and Trust                 5,000,000      5,000,000
Orangeburg IDA Revenue VRDN, 4.00%, 6/1/08,
  LOC: Bank One, NA                                     3,000,000      3,000,000
State Economic Development Authority Revenue VRDN,
  2.85%, 7/1/12, LOC: Wachovia Bank and Trust           4,000,000      4,000,000
State  MFH  Revenue  VRDN:
  3.80%, 10/1/06, SURBD: Continental Casualty Co.       9,555,000      9,555,000
  3.80%,  7/1/07,  SURBD:  Continental  Casualty  Co.   9,415,000      9,415,000

Tennessee  -  5.4%
Coffee  County  IDA  Revenue  VRDN,
  2.88%, 5/1/12, LOC: Bank of America                   3,940,000      3,940,000
Knox County Health Educational and MFH Board Revenue
  VRDN, 3.00%, 12/1/29, LOC: First Tennessee Bank       4,500,000      4,500,000
Memphis-Shelby County Airport Authority Revenue
  Bonds, 4.70%, 9/1/12                                  4,975,000      4,975,000
Memphis-Shelby County IDA Revenue VRDN, 2.78%, 3/1/24,
  LOC: National Bank of Commerce, TN                   12,630,000     12,630,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Tennessee  -  Cont'd
Sevier County Public Building Authority Revenue VRDN:
  2.70%, 6/1/03, BPA: Kredietbank, AMBAC Insured      $13,000,000    $13,000,000
  2.70%, 6/1/10, BPA: Kredietbank, AMBAC Insured        3,410,000      3,410,000
  2.70%, 6/1/12, BPA: Kredietbank, AMBAC Insured        3,600,000      3,600,000
  2.70%, 6/1/14, BPA: Landesbank Hessen-TH,
   AMBAC Insured                                        2,940,000      2,940,000
  2.70%, 6/1/17, BPA: Kredietbank, AMBAC Insured        3,200,000      3,200,000
  2.70%, 6/1/17, BPA: Landesbank Hessen-TH,
   AMBAC Insured                                        3,500,000      3,500,000
  2.70%, 6/1/18, BPA: Landesbank Hessen-TH,
   AMBAC Insured                                       10,275,000     10,275,000
  2.70%, 6/1/19, BPA: Landesbank Hessen-TH,
   AMBAC Insured                                        2,000,000      2,000,000
  2.70%, 6/1/20, BPA: Landesbank Hessen-TH,
   AMBAC Insured                                        4,835,000      4,835,000
  2.70%, 6/1/21, BPA: Landesbank Hessen-TH,
   AMBAC Insured                                        2,000,000      2,000,000
  2.70%, 6/1/23, BPA: Credit Suisse,
   AMBAC Insured                                       10,175,000     10,175,000
Shelby County Health Education and Housing
  Facilities Board Revenue VRDN:
    2.73%, 5/1/16, LOC: Allied Irish Bank               6,500,000      6,500,000
    2.90%, 6/1/26, LOC: Allied Irish Bank               4,900,000      4,900,000

Texas  -  3.5%
Brazos  River  Revenue  VRDN,  2.80%,  5/1/36           7,000,000      7,000,000
Cleburne  IDA  Revenue  VRDN,  2.95%,  2/1/04,
  LOC:  National  City  Bank                              950,000        950,000
Grand  Prairie  IDA  Revenue  VRDN,  3.10%,  12/1/06,
  LOC:  PNC  Bank,  NA                                  1,700,000      1,700,000
Harris  County  IDA  Revenue  VRDN:
  4.20%, 8/1/01, LOC: Bank of Tokyo-Mitsubishi, Ltd.    4,700,000      4,700,000
  4.20%,  8/1/01,  LOC: Sumitomo Mitsui Bank            3,500,000      3,500,000
State Higher Education Authority Revenue VRDN,
  2.70%, 12/1/27, BPA: SLMA, MBIA Insured               9,300,000      9,300,000
State Tax and Revenue Anticipation Notes,
 5.25%, 8/31/01                                        30,000,000     30,121,695
Tarrant County IDA Revenue VRDN, 3.00%, 9/1/27,
  C/LOC: FHLB                                           4,000,000      4,000,000

Utah  -  1.8%
Municipal Securities Trust Certificates Revenue
  VRDN, 3.37%, 5/6/13, LOC: Bear Stearns Capital
  Markets                                             30,950,000      30,950,000

Vermont  -  0.6%
State Educational and Health Buildings Finance
  Agency Revenue VRDN, 2.65%, 12/1/30, BPA: Chase
  Manhattan, AMBAC Insured                            10,000,000      10,000,000

Virginia  -  1.5%
Fairfax County Water Authority Revenue VRDN, 5.75%,
  4/1/29, IA: US Treasury                             15,060,000      15,462,704
Henrico County IDA Revenue VRDN, 3.00%, 10/1/08,
  C/LOC: Firstar Bank, Milwaukee, LOC:
  Tokai Bank, Ltd.                                     2,500,000       2,500,000
Suffolk  IDA  Revenue  VRDN,  2.80%,  10/1/31,
  LOC: Branch Bank  &  Trust                           8,500,000       8,500,000

Washington  -  1.0%
State MFH Revenue VRDN, 2.85%, 7/1/25, LOC: FHLMC      8,300,000       8,300,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Washington  -  Cont'd
State Nonprofit Housing Finance Revenue VRDN,
  3.40%, 6/1/27, LOC: US Bank, NA                     $4,000,000      $4,000,000
State Public Power Supply System Revenue VRDN,
  6.875%, 7/1/17, IA: U.S. Treasury                    5,900,000       6,133,686

West  Virginia  -  1.1%
Harrison County IDA Revenue VRDN, 2.80%,
  6/1/14, LOC: Societe Generale                        4,140,000       4,140,000
Putnam County Solid Waste Disposal Revenue VRDN,
  2.80%, 4/1/30                                       15,500,000      15,500,000

Wisconsin  -  1.8%
Grafton IDA Revenue VRDN, 2.95%, 12/1/17,
  LOC: Firstar Bank, Milwaukee                         2,685,000       2,685,000
Ladysmith Solid Waste Disposal Facilities Revenue
  VRDN, 5.00%, 3/1/28, LOC: Union Bank of
  California                                          12,220,000      12,220,000
State Health & Educational Facilities Authority
  Revenue VRDN, 2.70%, 11/01/23, LOC: Firstar
  Bank, Milwaukee                                      8,200,000       8,200,000
State Healthcare Facilities Authority Revenue
  VRDN, 2.65%, 1/1/16, LOC: Toronto-Dominion Bank      9,400,000       9,400,000

Wyoming  -  0.8%
State General Fund Tax and Revenue Anticipation
  Notes, 3.50%, 6/27/02                               15,000,000      15,139,950

Other  -  3.0%
ABN Amro Chicago Corp. Lease Tops Trust Certificates
  VRDN:
   3.03%, 3/5/03, BPA: LaSalle Bank                    7,235,178       7,235,178
   3.03%, 7/2/03, BPA: LaSalle Bank                    9,170,610       9,170,610
   2.79%, 3/1/10, BPA: ABN Amro Bank                  17,585,000      17,585,000
IBM Tax Exempt Grantor Trust VRDN, 2.93%,  2/15/06,
  GA:  Merrill  Lynch                                 11,700,000      11,700,000
Pitney Bowes Corporation Lease Tops Trust
  Certificates VRDN,
   2.98%, 10/10/01, BPA: Pitney Bowes Credit           7,027,445       7,027,445

      TOTAL INVESTMENTS (Cost $1,814,359,106) - 102.3%             1,814,359,106
      Other assets and liabilities, net - (2.3%)                    (41,197,358)
      Net Assets - 100.0%                                         $1,773,161,748

Net  Assets  Consist  Of:
Paid in capital applicable to the following
  shares of beneficial interest, unlimited number
  of no par shares authorized:
     Class O: 1,269,315,920 shares outstanding                    $1,269,203,572
     Institutional Class: 458,958,538 shares outstanding             458,955,715
     Class  T:  45,124,230  shares  outstanding                       45,124,230
Undistributed  net  investment  income                                    50,343
Accumulated  net  realized  gain  (loss)  on investments               (172,112)

     Net  Assets                                                  $1,773,161,748

Net  Asset  Value  Per  Share
Class  O  (based  on  net  assets  of  $1,269,124,425)                     $1.00
Institutional  Class  (based  on net assets of $458,916,813)               $1.00
Class  T  (based  on  net  assets  of  $45,120,510)                        $1.00

See  notes  to  financial  statements.

Limited-Term  Portfolio
statement  of  net  assets
June  30,  2001

                                                       Principal
Municipal Obligations - 100.8%                           Amount         Value
Alabama  -  3.6%
Calhoun County Economic Development Council Revenue
  VRDN, 3.80%, 5/1/10, LOC: Colonial Bank             $3,000,000      $3,000,000
Colbert County IDA Revenue VRDN, 2.95%, 10/1/11,
  LOC: SouthTrust, Al                                    480,000         480,000
Housing Finance Authority MFH VRDN, 3.8%, 12/1/30,
  LOC: Colonial Bank                                   6,410,000       6,410,000
MFH Revenue Bonds, 5.375%, 9/1/30, LOC: Colonial
  Bank                                                 6,595,000       6,594,472
Mobile Industrial Development Building Revenue VRDN,
  3.28%, 12/1/02                                       1,000,000       1,000,000
Selma IDA & Pollution Control Revenue Bonds, 5.50%,
  7/15/08, GA: International Paper                     2,000,000       2,001,540

Arizona  -  0.4%
Glendale County IDA Revenue Bonds, 4.10%, 12/1/14,
  LOC: Dresdner Bank                                   2,000,000       2,001,160

Arkansas  -  3.3%
Springdale IDA Revenue Bonds, 6.40%, 10/1/29,
 FGIC Insured                                         16,500,000      16,499,670
State MFH Revenue Bonds, 4.90%, 11/1/36,
  LOC: First Tennessee Bank                            1,525,000       1,526,281

California  -  5.5%
Los Angeles County Tax and Revenue Anticipation
  GO Unlimited Notes, 3.75%, 6/28/02                   5,000,000       5,054,900
Ontario  Revenue  VRDN,  2.60%,  10/1/26,
  C/LOC: CALSTERS, LOC: Union Bank, CA                 2,000,000       2,000,000
San Diego County School District Tax & Revenue
  Anticipation Notes, 3.50%, 6/28/02                   3,200,000       3,226,112
State School Cash Reserve Program Authority,
  4.00%, 7/3/02                                        3,200,000       3,242,080
Statewide Community Development Authority Special
  Tax, 6.25%, 1/1/37                                  16,750,000      16,750,000

Colorado  -  2.5%
Denver City & County Airport Revenue Bonds:
  4.50%,  11/15/01,  AMBAC  Insured                    3,000,000       3,016,050
  6.75%, 11/15/22, Escrowed in US Government
  Securities                                           1,995,000       2,133,433
Denver City & County IDA Revenue Bonds, 4.90%,
  7/1/11, LOC: Credit Suisse First Boston              2,200,000       2,202,992
Pitkin County IDA Revenue VRDN,
  3.30%, 4/1/16, LOC: Bank One, NA                     6,500,000       6,500,000

District  of  Columbia  -  0.9%
GO Bonds, 5.10%, 6/1/02, FSA Insured                   5,055,000       5,166,892

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Florida  -  3.4%
Harmony  Community  Development  District
  Anticipation Notes, 5.25%, 12/20/01, LOC: Harris
   Trust                                              $5,000,000      $5,034,300
Miami Dade County School Board Corp. Bonds, 5.00%,
  8/1/01, FSA Insured                                  3,000,000       3,006,150
Palm Beach Housing Finance Authority Mallards Cove
  Revenue VRDN, 4.55%, 3/1/22, Fireman's Insurance
  Co. Insured                                          4,610,000       4,610,000
State MFH Revenue Bonds, 5.40%, 12/1/09,
  SURBD: Continental Casualty Co.                      6,000,000       6,038,220

Georgia  -  3.6%
Burke County Pollution Control Revenue Bonds,
  4.53%, 9/1/30                                        8,500,000       8,551,085
Columbus Downtown IDA Revenue Bonds, 6.50%, 7/1/29     3,900,000       3,785,028
Coweta County Development Authority Revenue VRDN,
  3.80%, 11/1/25, LOC: Colonial Bank                   4,370,000       4,370,000
Municipal Gas Authority Revenue VRDN:
  2.95%, 11/1/07, LOC: Bank of America, Bayer
   Landesbank                                          1,350,000       1,350,000
   2.95%, 1/1/08, LOC: Bank of America, Bayer
   Landesbank                                            200,000         200,000
Waycross and Ware County Development Authority
  Revenue VRDN, 3.80%, 5/1/31, LOC: Colonial Bank      1,685,000       1,685,000

Hawaii  -  2.8%
Honolulu MFH Revenue VRDN, 4.10%, 6/1/20,
  LOC: Bank of Hawaii                                  8,675,000       8,675,000
State Department of Budget and Finance
  Special Purpose Mortgage Revenue VRDN:
     4.12%, 7/1/04, LOC: Bank of Hawaii,
      FGIC Insured                                     4,310,000       4,310,000
      4.90%, 7/1/05, LOC: Bank of Hawaii,
       FGIC Insured                                    2,100,000       2,100,000

Idaho  -  0.6%
Housing and Finance Association Revenue Bonds,
  6.25%, 6/1/02                                        3,255,000       3,255,000

Illinois  -  0.9%
Arlington Heights MFH VRDN, 3.90%, 5/1/24,
  LOC: Heller Financial                                4,230,000       4,230,000
Development Finance Authority Gas Supply Revenue
  Bonds,
   5.00%, 9/5/11, LOC: Indusrtial Bank of Japan          700,000         700,000

Indiana  -  1.3%
Development Finance Authority Economic Revenue VRDN,
  3.95%, 5/1/21, LOC: Old National Bank                1,500,000       1,500,000
Vigo County Economic Development Revenue VRDN,
  3.95%, 5/1/16, LOC: Old National Bank                5,500,000       5,500,000

Kentucky  -  4.3%
Asset Liability Commission Revenue Bonds, 4.00%,
  6/26/02                                              9,000,000       9,126,540
Calvert County Pollution Control Revenue VRDN:
  3.28%, 2/1/07                                        1,000,000       1,000,000
  3.28%, 7/1/23                                        3,000,000       3,000,000
Russell Bon Secours  Health  System  Revenue  Bonds,
  5.85%, 11/15/05                                     10,000,000      10,192,200

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Louisiana  -  6.1%
Housing Finance Agency Mortgage Revenue VRDN,
  4.25%, 6/1/30, GIC: Bayer Landesbank                $2,797,926      $2,797,926
Iberville Parish Pollution Control Revenue VRDN,
  3.28%, 10/1/12                                       6,200,000       6,200,000
State MFH Revenue Bond Anticipation Notes:
  6.25%, 10/1/01                                       8,300,000       8,305,229
  6.25%, 1/1/02                                       16,000,000      16,006,080

Maryland  -  1.1%
Baltimore Revenue VRDN, The Zamoiski Company Project,
  5.474%, 12/1/09                                      6,260,397       6,260,397

Minnesota  -  3.8%
Arden Hills Housing and Healthcare Facilities Revenue
  VRDN,
   4.33%, 9/1/29, LOC: US Bank, NA                     7,980,000       7,980,000
Shakopee Health Care Facility Revenue Bonds:
  6.50%, 10/1/20                                       2,685,000       2,691,068
  6.50%, 11/1/30                                       3,380,000       3,380,811
St. Paul Port Authority Revenue Bonds, 5.60%, 7/1/12   6,690,000       6,690,736

Mississippi  -  0.5%
State Development Bank Special Obligations VRDN,
  2.93%, 6/1/20, BPA: AmSouth Bank, Ambac Insured      3,000,000       3,000,000

Missouri  -  5.1%
State Health & Educational Facilities Authority
  Revenue VRDN, 3.55%, 10/1/24, BPA: Bank of America      65,000          65,000
State Environmental Improvement & Energy Resources
  Revenue
   VRDN, 3.20%, 7/1/17                                19,800,000      19,800,000
St. Louis IDA Revenue VRDN, 3.65%, 1/1/21,
  LOC: Banca Naz Del Lavaro                            7,825,000       7,825,000

New  Mexico  -  2.5%
Roaring Fork Single Family Mortgage Program VRDN:
  2.95%, 3/1/06, BPA: Bank of New York                10,785,000      10,785,000
  2.95%, 9/1/31, BPA: Bank of New York                 3,000,000       3,000,000

New  York  -  1.0%
New  York City IDA VRDN, 3.00%, 1/1/24,
  BPA: Bank of New York                                3,900,000       3,900,000
Orange County IDA VRDN, 4.62%, 12/1/05,
  LOC: Summit Bank                                     1,795,000       1,795,000

North  Dakota  -  0.9%
Three Affiliated Tribes of the Fort Berthold
  Reservation Revenue Bond, 6.25%, 11/1/19             5,000,000       5,056,950

Ohio  -  0.5%
Cuyahoga County Hospital Revenue Bonds, 3.25%, 1/1/16,
  LOC: Chase Manhattan                                 2,500,000       2,500,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Oklahoma  -  5.6%
Housing Assistance Corp. Tulsa MFH Revenue Bonds,
  6.05% 6/1/03, FGIC Insured                          $4,000,000      $4,003,320
State Housing Development Authority Revenue Bonds,
 5.30%, 11/1/05                                        5,625,000       5,815,913
Tulsa  MFH  Revenue  Bonds:
  6.25%,  11/1/01                                      6,450,000       6,450,387
  6.25%,  5/1/02                                      14,200,000      14,200,000

Pennsylvania  -  2.0%
Berks County IDA Revenue VRDN, 2.85%, 7/1/06,
  GA: Continental Casualty CO.                         9,000,000       9,000,000
Philadelphia  MFH Revenue Bonds, 5.10%, 12/1/03        2,000,000       2,018,880

Puerto  Rico  -  0.1%
Electric Power Authority Revenue VRDN, 2.53%,
  7/1/16, BPA: Merrill Lynch                             650,000         650,000

Rhode  Island  -  0.9%
State Housing & Mortgage Financing Corporation
  Revenue Bonds, 5.00%, 10/1/02, GIC:
  Caisse Des Depots                                     5,000,000      5,110,900

South  Carolina  -  5.2%
Jobs-Economic Development Authority Health Revenue Bonds,
  6.50%, 10/1/04                                        6,750,000      6,713,685
State Education Assistance Authority Revenue Bonds,
  4.75%, 9/1/01                                         5,375,000      5,391,716
State MFH Revenue Bonds, 6.25%, 2/1/02                 16,300,000     16,307,172

Tennessee  -  2.2%
Coffee County Industrial Board Revenue VRDN, 4.55%,
  12/1/01, LOC: Asahi Bank                              9,000,000      9,000,000
Sevier County Public Building Authority Revenue VRDN,
  2.70%, 6/1/21, BPA: Landesbank Hessen-Thueringen
  Girozentrale, AMBAC Insured                           3,000,000      3,000,000

Texas  -  11.7%
Bexar County Housing Finance Corporation Revenue Bonds,
  6.25%, 2/1/02, LOC: Heller Financial                 13,050,000     13,052,480
Bexar County Housing Finance Corporation Revenue
  VRDN, 3.78%, 5/1/30, LOC: Heller Financial            3,710,000      3,710,000
El Paso County Housing Finance Corporation Revenue
  Bonds, 6.25%, 2/1/02                                 10,000,000      9,995,900
Harris County Housing Finance Corporation Revenue
  VRDN, 3.78%, 6/1/30, LOC: Heller Financial            5,500,000      5,500,000
Tarrant County Health Facilities Development Corp.
  Revenue Bonds, 6.25%, 4/1/02                         12,935,000     12,938,234
Tarrant County Housing Finance Corporation Revenue
  Bonds:
   6.25%, 3/1/02                                       13,100,000     13,106,026
   6.25%, 10/1/02                                       6,000,000      6,000,840

                                                        Principal
Municipal Obligations - Cont'd                            Amount        Value
Vermont  -  2.6%
Educational and Health Building Agency Revenue VRDN,
  2.75%, 10/1/30, C/LOC: LaSalle Bank                  $1,650,000     $1,650,000
State Student Assistance Corp. Education Loan
  Revenue Bonds, 3.25%, 6/15/02                        12,760,000     12,760,000

Virginia  -  6.2%
Chesterfield County IDA Bon Secours Revenue Bonds,
  5.70%, 11/15/30                                       6,000,000      6,175,320
Henrico County Economic Development Authority
  Revenue Bonds, 5.75%, 11/15/30                        7,000,000      7,191,520
Henry County Revenue Anticipation Notes, 5.00%,
  7/6/01                                                5,375,000      5,375,000
Louisa IDA Solid Waste Disposal Revenue Bonds,
  4.90%, 9/1/30                                        15,000,000     15,124,350

Washington  -  0.8%
Port of Longview IDA Revenue VRDN, 4.75%, 12/1/19       4,420,000      4,420,000

West  Virginia  -  4.2%
Economic Development Authority Commercial Revenue
  Bonds, 8.00%, 4/1/25                                 23,000,000     23,023,460

Wisconsin  -  2.1%
De Pere IDA Revenue Bond, 4.00%, 6/1/29, IA:
  Bank of America                                      10,000,000     10,005,700
Forest County Potawatomie Community Revenue Bonds,
  5.75%, 12/15/04                                       1,745,000      1,710,693

Wyoming  -  0.8%
Albany County Pollution Control Revenue Bonds,
  5.30%, 12/1/15                                        4,100,000      4,115,416

Other  -  1.8%
ABN Amro Chicago Corp. LeaseTops Trust Certificates,
  3.03%, 7/7/04, BPA: LaSalle Bank                         21,675         21,675
Pitney Bowes Credit Corporation LeaseTops Trust
  VRDN, 2.98%, 10/10/01, BPA: Pitney Bowes Credit      10,000,000     10,000,000


     TOTAL INVESTMENTS (Cost $551,329,639) - 100.8%                  552,601,889
     Other assets and liabilities, net - (0.8%)                      (4,344,614)
     Net Assets - 100.0%                                            $548,257,275

Net Assets Consist Of :
Paid in capital applicable to 51,267,485 shares
  of beneficial  interest, unlimited number of no
  par shares authorized:                                            $547,083,759
Undistributed  net  investment  income                                     8,222
Accumulated  realized  gain  (loss)  on  investments                   (106,956)
Net unrealized appreciation (depreciation) on investments              1,272,250

       Net  Assets                                                  $548,257,275

       Net  Asset  Value  Per  Share                                      $10.69

See  notes  to  financial  statements.

Long-Term  Portfolio
Statement  of  Net  assets
June  30,  2001

                                                       Principal
Municipal Obligations - 104.4%                           Amount         Value
Alabama  -  0.8%
Jasper Water & Sewer Revenue Bonds, 5.125%,
  6/1/26, AMBAC Insured                                  $500,000       $487,963

Alaska  -  3.3%
International Airport Revenue Bonds, 5.125%,
  10/1/12, AMBAC Insured                                1,985,000      2,016,085

Arizona  -  3.7%
Maricopa County School District 69 GO Bonds,
  6.25%, 7/1/14, FSA Insured                            2,000,000      2,309,660

California  -  5.1%
Foothill Eastern Corridor Toll Road Revenue Bonds,
  5.00%, 1/15/16, MBIA Insured                          1,000,000      1,005,680
Los Angeles Unified School District GO Bonds,
  6.00%, 7/1/15, FGIC Insured                           1,000,000      1,134,500
Statewide Community Development Authority MFH Revenue
  VRDN, 2.95%, 6/15/33, LOC: Bank of the West           1,000,000      1,000,000

Colorado  -  3.8%
Boulder County Open Space Capital Improvement
  Trust Funds Revenue Bonds, 4.75%, 7/15/13             1,355,000      1,363,577
Lakewood IDA Revenue VRDN, 3.60%, 8/1/07, LOC:
  Bank One, NA                                          1,000,000      1,000,000

Florida  -  6.8%
Dade County GO Bonds, 7.75%, 10/1/18, AMBAC Insured     2,000,000      2,625,100
Dade County IDA Revenue Bonds, 8.00%, 6/1/22            1,500,000      1,548,465

Illinois  -  10.3%
ABN Amro Corp. Lease Tops Trust Certificates VRDN,
  3.03%, 7/2/03, BPA LaSalle Bank                          93,632         93,632
Cook County  School District GO, Zero Coupon Bonds,
  12/1/18,                                              3,020,000      1,167,532
Development Finance Authority Revenue Bonds,
  5.75%, 5/15/14                                        2,000,000      2,110,060
State Tax Allocation Zero Coupon Bonds, 11/15/14        4,000,000      1,820,880
Student Assistance Community Student Loan Revenue
  Bonds, 5.10%, 9/1/08                                  1,135,000      1,176,280

Louisiana  -  4.30%
Local Government Enviromental Facilities Revenue
  Bonds, 6.30%, 7/1/30, AMBAC Insured                   1,000,000      1,155,510
Public Facility Authority MFH Revenue Bonds,
  7.00%, 6/1/24                                         1,600,000      1,510,432

Maryland  -  3.6%
Cambridge Economic  Development Revenue Bonds,
  8.50%, 4/1/14                                         2,100,000      2,216,676

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Massachusetts  -  7.0%
Malden GO Bonds, 4.50%, 10/1/18, AMBAC Insured         $2,000,000     $1,853,700
Water Resource Authority Revenue Bonds:
  5.50%,  8/1/15,  FSA  Insured                         1,500,000      1,614,525
  4.00%,  12/1/18,  MBIA  Insured                       1,000,000        859,420

Missouri  -  1.5%
ST Louis IDA Revenue VRDN, 3.65%, 1/1/21,
  LOC: Banca Naz Del Lavoro                               900,000        900,000

Nevada  -  2.9%
Clark County GO Bonds, 4.50%, 12/1/19, FGIC Insured     2,000,000      1,806,660

North  Carolina  -  3.1%
Community Health Care Facility-Duke University
  Revenue Bonds, 4.75%, 6/1/21                          1,000,000        912,680
Eastern Municipal Power Agency Revenue Bonds,
  4.50%, 1/1/24                                         1,040,000        969,977

North  Dakota  -  4.5%
Fargo Lease Revenue Bonds, 5.60%, 10/1/21,
  AMBAC  Insured                                        2,690,000      2,768,414

Ohio  -  3.4%
Cuyahoga County Hospital Revenue Bonds, 6.25%,
  8/15/10, MBIA Insured                                 2,000,000      2,125,960

Rhode  Island  -  1.0%
Port Authority & Economic Development Corp. Airport
  Revenue Bonds, 7.00%, 7/1/14, FSA Insured               500,000        592,010

South  Carolina  -  2.1%
Charleston County Resource Recovery Revenue VRDN,
  5.10%, 1/1/08, AMBAC Insured                          1,225,000      1,274,453

Tennessee  -  1.0%
Sevier County Public Building Authority Revenue VRDN,
  3.35%, 6/1/20, BPA: Morgan Guaranty Trust,
  AMBAC Insured                                           600,000        600,000

Texas  -  25.1%
De Soto GO Bonds, 5.50%, 2/15/21, FGIC Insured          2,605,000      2,655,537
El Paso Independent School District GO Bonds,
  4.75%, 2/15/19                                        2,500,000      2,351,775
Irving  GO  Bonds,  4.75%,  9/15/17                     1,350,000      1,301,090
Lower Colorado River Authority Revenue Bonds,
  5.875%, 5/15/15                                       1,000,000      1,075,280
Lubbock GO Bonds, 4.5%, 2/15/16                         1,240,000      1,157,813
North Forest Independent School District GO Bonds,
  6.25%, 8/15/16                                        2,045,000      2,109,274
State GO Bonds, 5.25%, 8/1/35                           2,865,000      2,779,107
Tarrant County Health Facilities Development Corp.
  Revenue Bonds, 5.75%, 2/15/15, MBIA Insured           2,000,000      2,074,600

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Utah  -  3.3%
Weber State University Revenue Bonds, 5.25%,
  4/1/31, FSA Insured                                  $2,100,000     $2,053,443

Vermont  -  1.5%
Education & Health Buildings Financing Agency
  Revenue Bonds, 5.00%, 11/1/38                         1,000,000        931,450

Virgin  Islands  -  1.7%
Virgin Islands Public Finance Authority Revenue Bond,
  6.375%, 10/1/19                                       1,000,000      1,073,460

West  Virginia  -  1.6%
Economic Development Authority Revenue Bonds,
  8.00%, 4/1/25                                         1,000,000      1,001,020

Winconsin  -  3.0%
State Transportation Revenue Bonds, 4.75%, 7/1/19,
  FGIC  Insured                                         2,000,000      1,869,840



     TOTAL INVESTMENTS (Cost $63,334,436) -104.4%                     64,453,520
     Other assets and liabilities, net - (4.4%)                      (2,768,882)
     Net Assets 100.0%                                               $61,684,638
Net  Assets  Consist  Of:
Paid in capital applicable to the following 3,757,530
  shares of beneficial interest, unlimited number of
  no par value shares authorized:                                    $60,888,646
Undistributed  net  investment  income                                    55,657
Accumulated net realized gain (loss) on investments                    (378,749)
Net unrealized appreciation (depreciation) on investments              1,119,084

     Net Assets                                                      $61,684,638

     Net Asset Value Per Share                                            $16.42

Explanation  of  Guarantees:
BPA:  Bond-Purchase  Agreement     GIC:  Guaranteed  Investment  Contract
CA:  Collateral  Agreement     IA:  Investment  Agreement
C/LOC:  Collateralized  LOC     LOC:  Letter  of  Credit
GA:  Guaranty  Agreement     SURBD:  Surety  Bond

Abbreviations:
COPs:  Certificates  of  Participation     IDA: Industrial Development Authority
FGIC:  Federal  Guaranty  Insurance  Company     LO:  Limited  Obligation
FHLB:  Federal  Home  Loan  Bank     MBIA:  Municipal Bond Insurance Association
FHLMC:  Federal  Home  Loan  Mortgage  Corp.     MFH:  Multi-Family  Housing
FSA:  Financial  Security  Advisor     SLMA:  Student Loan Marketing Association
GIC:  Guaranteed  Investment  Contract     VRDN:  Variable  Rate  Demand  Notes
GO:  General  Obligation


  Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See  notes  to  financial  statements.

Statements  of  Operations
Six  Months  Ended  June  30,  2001

                                   Money Market      Limited-Term      Long-Term
Net Investment Income               Portfolio         Portfolio        Portfolio
Investment  Income:
  Interest income                 $32,122,826       $12,834,867       $1,477,973

Expenses:
  Investment advisory fee           1,634,907         1,479,511          164,115
  Transfer agency fees and
   expenses                           867,409           113,157           15,916
  Distribution Plan expenses:
     Class A                             -                 -              24,617
     Class T                           59,476              -                -
  Trustees' fees and expenses          75,915            21,636            3,494
  Administrative fees:
     Class O                        1,668,743              -                -
     Class A                             -               19,667              274
     Institutional Class               88,189              -                -
     Class T                           61,855              -                -
  Accounting fees                      48,339            35,389            8,942
  Custodian fees                       82,890            28,952            7,902
  Registration fees                    44,961            27,959            9,614
  Reports to shareholders             160,755            30,191            4,587
  Professional fees                    23,388             9,176            3,675
  Miscellaneous                        35,821            10,393            1,916
     Total expenses                 4,852,648         1,776,031          245,052
     Fees paid indirectly            (133,825)          (39,667)         (7,333)
       Net expenses                 4,718,823         1,736,364          237,719

     Net Investment Income         27,404,003        11,098,503        1,240,254

Realized  and  Unrealized  Gain
(Loss)  on  Investments
Net realized gain (loss)
  on investments                     (143,671)          264,323          758,097
Change in unrealized appreciation
  or (depreciation)                      -            1,113,252        (860,786)

     Net Realized and Unrealized
     Gain (Loss) on Investments      (143,671)       1,377,575         (102,689)

     Increase (Decrease) in Net Assets
     Resulting from Operations    $27,260,332      $12,476,078        $1,137,565


See  notes  to  financial  statements.

Money  Market  Portfolio
Statements  of  Changes  in  Net  Assets

                                            Six Months Ended         Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
  Net investment income                         $27,404,003         $60,700,583
  Net realized gain (loss)                         (143,671)            137,385

     Increase (Decrease) in Net Assets
     Resulting from Operations                   27,260,332          60,837,968

Distributions  to  shareholders  from:
  Net  investment  income:
     Class O shares                             (20,512,644)        (48,674,945)
     Institutional Class shares                  (6,222,424)        (10,441,812)
     Class T shares                                (712,384)         (1,469,917)
       Total distributions                      (27,447,452)        (60,586,674)

Capital  share  transactions:
  Shares  sold:
     Class O shares                             744,586,086        1,421,825,714
     Institutional Class shares               2,019,533,521        3,182,935,026
     Class T shares                              29,075,506           74,354,182
  Reinvestment of distributions:
     Class O shares                              20,518,102          47,658,597
     Institutional Class shares                   3,747,306           6,434,901
     Class T shares                                 721,065           1,459,934
  Shares redeemed:
     Class O shares                            (749,820,892)     (1,493,638,694)
     Institutional Class shares              (1,864,719,798)     (3,126,560,211)
     Class T shares                             (26,984,976)        (70,559,646)
        Total capital share transactions        176,655,920          43,909,803

Total Increase (Decrease) in Net Assets         176,468,800          44,161,097

Net  Assets
Beginning  of  period                         1,596,692,948       1,552,531,851
End of period (including undistributed
  net investment income of $50,343 and
  $93,792, respectively)                     $1,773,161,748      $1,596,692,948


See  notes  to  financial  statements.

                                            Six Months Ended         Year Ended
                                                June 30,            December 31,
Capital Share Activity                            2001                  2000
Shares  sold:
  Class O shares                                744,586,086       1,421,825,714
Institutional Class shares                    2,019,533,521       3,182,935,026
Class T shares                                   29,075,506          74,354,182
Reinvestment of distributions:
  Class O shares                                 20,518,102          47,658,597
  Institutional Class shares                      3,747,306           6,434,901
  Class T shares                                    721,065           1,459,934
Shares redeemed:
  Class O shares                               (749,820,891)     (1,493,638,694)
  Institutional Class shares                 (1,864,719,799)     (3,126,560,211)
  Class T shares                                (26,984,976)        (70,559,646)
     Total capital share activity               176,655,920          43,909,803

See  notes  to  financial  statements.

Limited-Term  Portfolio
Statements of Changes in Net Assets

                                            Six Months Ended         Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
  Net investment income                         $11,098,503         $20,241,890
  Net realized gain (loss)                          264,323            (137,231)
  Change in unrealized appreciation or
   (depreciation)                                 1,113,252           1,306,556

     Increase (Decrease) in Net Assets
     Resulting from Operations                   12,476,078          21,411,215

Distributions  to  shareholders  from:
  Net investment income                         (11,122,970)        (20,260,619)

Capital share transactions:
  Shares sold                                   158,312,950         268,137,243
  Reinvestment of distributions:                  9,782,721          17,539,511
  Shares redeemed                               (84,656,145)       (347,105,772)
    Total capital share transactions             83,439,526         (61,429,018)

Total Increase (Decrease) in Net Assets          84,792,634         (60,278,422)

Net Assets
Beginning of period                             463,464,641         523,743,063
End of period (including undistributed net
  investment income of $8,222 and $32,689,
  respectively)                                $548,257,275        $463,464,641

Capital Share Activity
Shares sold                                      14,797,716          25,165,061
Reinvestment of distributions                       915,982           1,648,979
Shares  redeemed                                 (7,916,686)        (32,581,083)
  Total capital share activity                    7,797,012          (5,767,043)


See  notes  to  financial  statements.

Long-Term  Portfolio
Statements of Changes in Net Assets

                                            Six Months Ended         Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
  Net investment income                        $1,240,254            $2,450,695
  Net realized gain (loss)                        758,097              (352,925)
  Change in unrealized appreciation
  or (depreciation)                              (860,786)            4,039,180

     Increase (Decrease) in Net Assets
     Resulting from Operations                  1,137,565             6,136,950

Distributions  to  shareholders  from:
  Net  investment  income                      (1,216,023)           (2,426,478)

Capital  share  transactions:
  Shares sold                                  10,581,535             2,524,414
  Reinvestment of distributions                 1,040,051             2,048,727
  Shares redeemed                              (2,375,543)           (6,912,420)
     Total capital  share  transactions         9,246,043            (2,339,279)

Total Increase (Decrease) in Net Assets         9,167,585             1,371,193

Net  Assets
Beginning of period                            52,517,053            51,145,860
End of period (including undistributed
  net investment income of $55,657 and
  $31,426, respectively)                      $61,684,638           $52,517,053

Capital  Share  Activity
Shares  sold                                      648,368               159,991
Reinvestment  of  distributions                    63,427               130,768
Shares  redeemed                                 (144,068)             (444,486)
     Total  capital  share  activity              567,727              (153,727)


See  notes  to  financial  statements.

Notes  To  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. Money Market and Limited-Term are registered as diversified portfolios and Long-Term as a non-diversified portfolio. The operations of each portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O, Institutional Class and Class T shares are sold without a sales charge.
Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O Shares. Class T shares are sold to investors with brokerage accounts at The Advisors Group, Inc. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively.
Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
Futures Contracts: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                              First            Next            Over
                          $500 Million     $500 Million     $1 Billion
Money  Market                 .25%             .20%            .15%
Limited-Term                  .60%             .50%            .40%
Long-Term                     .60%             .50%            .40%

Under the terms of the agreement, $441,906, $305,163, and $37,722 were payable at period end for Money Market, Limited-Term and Long-Term, respectively. The Advisors Group, Inc. ("TAG"), also a wholly-owned subsidary of Ameritas Acacia, is a broker-dealer. TAG offers Class T shares as a sweep account for its brokerage customers.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class T and Institutional Class of Money Market pay annual rates of .26%, .26% and .05%, respectively, based on their average daily net assets. The remaining portfolios of the Fund pay monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $300,378, $3,266, and $274 were payable at period end for Money Market, Limited-Term, and Long-Term respectively.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class T of Money Market and Class A of Long-Term, allow the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% on Class T of Money Market and .35% on Long-Term.
The Distributor paid $18,125 in addition to the commissions charged on sales of Limited-Term. The Distributor received $6,440 as its portion of commissions charged on sales of Long-Term. Under the terms of the agreement, $9,700 and $4,563 were payable at period end for Money Market and Long-Term, respectively. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $438,794, $15,512, and $1,722 for the period ended June 30, 2001 for Money Market, Limited-Term and Long-Term, respectively. Under the terms of the agreement, $71,430, $2,615, and $280 were payable at year end for Money Market, Limited-Term and Long-Term, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor received an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.
Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were:

                            Limited-Term            Long-term
Purchases                   $121,165,510           $23,835,533
Sales                        138,151,970            16,688,386

Money  Market  held  only  short-term  investments.

The cost of investments owned at June 30, 2001 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) as of June 30, 2001:

                                Money Market       Limited-Term       Long-Term
Unrealized  appreciation             -              $1,392,338       $1,409,517
Unrealized  (depreciation)           -                (120,088)        (290,433)
     Net                             -              $1,272,250       $1,119,084


Capital  loss  carryforwards      $28,441             $371,279       $1,095,959
Expiration  dates                    2007            2007-2008        2007-2008

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
Portfolios may sell or purchase securities from other Portfolios managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.

Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Money Market Portfolio had $160,523 outstanding borrowings at an interest rate of 4.625% at June 30, 2001.

Money  Market  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
Class 0 Shares                        2001            2000              1999
Net asset value, beginning           $1.00           $1.00             $1.00
Income from investment operations
  Net investment income                .016            .039              .030
Distributions from
  Net investment income               (.016)          (.039)            (.030)
Net asset value, ending              $1.00           $1.00             $1.00

Total  return                         1.60%           3.95%             3.04%
Ratios  to  average  net  assets:
  Net investment income               3.19%  (a)      3.87%             2.97%
  Total expenses                       .64%  (a)       .65%              .65%
  Expenses before offsets              .64%  (a)       .65%              .65%
  Net expenses                         .62%  (a)       .63%              .64%
Net assets, ending (in thousands)   $1,269,124      $1,253,987        $1,277,935





                                                  Years Ended
                                December 31,      December 31,      December 31,
Class O Shares                      1998              1997              1996
Net asset value, beginning         $1.00             $1.00             $1.00
Income from investment operations
  Net investment income              .032              .033              .033
Distributions  from
  Net investment income             (.032)            (.033)            (.033)
Net asset value, ending            $1.00             $1.00             $1.00

Total  return                       3.22%             3.38%             3.33%
Ratios to average net assets:
  Net investment income             3.17%             3.32%             3.28%
  Total expenses                     .65%              .65%              .65%
  Expenses before offsets            .65%              .65%              .65%
  Net expenses                       .64%              .64%              .64%
Net assets, ending
  (in thousands)                  $1,355,322        $1,405,350       $1,550,731

Money  Market  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
Institutional Class/MMP               2001            2000              1999
Net  asset  value,  beginning        $1.00           $1.00             $1.00
Income from investment operations
  Net investment income                .018            .042              .033
Distributions from
  Net investment income               (.018)          (.042)            (.033)
Net asset value, ending              $1.00           $1.00             $1.00

Total  return                         1.77%           4.30%             3.39%
Ratios to average net assets:
  Net investment income               3.53%  (a)      4.26%             3.36%
  Total expenses                       .30%  (a)       .31%              .31%
  Expenses before offsets              .30%  (a)       .31%              .31%
  Net expenses                         .29%  (a)       .29%              .29%
Net assets, ending (in thousands)   $458,917        $300,393          $237,544




                                                  Years Ended
                                December 31,      December 31,      December 31,
Institutional Class/MMP             1998              1997              1996
Net asset value, beginning         $1.00             $1.00             $1.00
Income from investment operations
  Net investment income              .035              .031              .030
Distributions from
  Net investment income             (.035)            (.031)            (.030)
Net asset value, ending            $1.00             $1.00             $1.00

Total return                        3.58%             3.12%             2.68%
Ratios to average net assets:
  Net investment income             3.54%             3.37%             2.65%
  Total expenses                     .30%              .63%             1.29%
  Expenses before offsets            .30%              .63%             1.29%
  Net expenses                       .29%              .62%             1.28%
Net assets, ending
  (in thousands)                  $246,967           $51,087           $33,160

Money  Market  Portfolio
Financial  Highlights


                                                 Periods Ended
                                    June 30,      December 31,      December 31,
Class T Shares                        2001            2000              1999**
Net asset value, beginning           $1.00           $1.00             $1.00
Income from investment operations
  Net investment income                .015            .037              .025
Distributions from
  Net investment income               (.015)          (.037)            (.025)
Net asset value, ending              $1.00           $1.00             $1.00

Total  return*                        1.50%           3.73%             2.50%
Ratios to average net assets:
  Net investment income               2.99%  (a)      3.67%             2.90%(a)
  Total expenses                       .84%  (a)       .86%              .85%(a)
  Expenses before offsets              .84%  (a)       .86%              .85%(a)
  Net expenses                         .83%  (a)       .85%              .84%(a)
Net assets, ending
  (in thousands)                     $45,121         $42,313           $37,053

Limited-Term  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net asset value, beginning          $10.66          $10.64            $10.71
Income from investment operations
  Net investment income                .24             .45               .37
  Net realized and unrealized
   gain (loss)                         .03             .02              (.07)
     Total from investment
     operations                        .27             .47               .30
Distributions from
  Net investment income               (.24)           (.45)             (.37)
Total increase (decrease) in
  net asset value                      .03             .02              (.07)
Net asset value, ending             $10.69          $10.66            $10.64

Total  return*                        2.52%           4.53%             2.86%
Ratios to average net assets:
  Net investment income               4.49%  (a)      4.22%             3.47%
  Total expenses                       .72%  (a)       .72%              .71%
  Expenses before offsets              .72%  (a)       .72%              .71%
  Net expenses                         .70%  (a)       .70%              .70%
Portfolio  turnover                     40%             82%               78%
Net assets, ending (in thousands)    $548,257        $463,465          $523,743



                                                  Years Ended
                              December   31,      December 31,      December 31,
                                  1998                1997              1996
Net asset value, beginning      $10.70              $10.69            $10.72
Income from investment
  operations
   Net investment income           .40                 .42               .44
   Net realized and
    unrealized gain (loss)         .01                 .01              (.03)
    Total from investment
     operations                    .41                 .43               .41
Distributions from
  Net investment income           (.40)               (.42)             (.44)
Total increase (decrease) in
  net asset value                  .01                 .01              (.03)
Net asset value, ending         $10.71              $10.70            $10.69

Total  return*                    3.87%               4.07%             3.94%
Ratios to average net assets:
  Net investment income           3.70%               3.91%             4.12%
  Total expenses                   .71%                .70%              .71%
  Expenses before offsets          .71%                .70%              .71%
  Net expenses                     .70%                .69%              .70%
Portfolio  turnover                 45%                 52%               45%
Net assets, ending
  (in thousands)                 $547,212            $490,180          $512,342

Long-Term  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net asset value, beginning          $16.46          $15.30            $16.81
Income from investment
  operations
   Net investment income               .36             .77               .70
   Net realized and unrealized
   gain (loss)                        (.04)           1.15             (1.44)
    Total from investment
      operations                       .32            1.92              (.74)
Distributions  from
  Net investment income               (.36)           (.76)             (.70)
  Net realized gains                   -               -                (.07)
    Total distributions               (.36)           (.76)             (.77)
Total  increase (decrease) in
  net asset value                     (.04)           1.16             (1.51)
Net asset value, ending             $16.42          $16.46            $15.30

Total  return*                        1.95%          12.93%            (4.52%)
Ratios to average net assets:
  Net investment income               4.53%           4.89%             4.35%
  Total expenses                       .90%            .90%              .88%
  Expenses before offsets              .90%            .90%              .88%
  Net expenses                         .87%            .85%              .84%
Portfolio  turnover                     32%             85%               80%
Net assets, ending
  (in thousands)                     $61,685         $52,517            $51,146


                                                  Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net asset value, beginning        $17.28            $16.81            $17.31
Income from investment
  operations
   Net investment income             .78               .87               .93
   Net realized and unrealized
    gain (loss)                      .06               .50              (.46)
    Total from investments           .84              1.37               .47
Distributions  from
  Net investment income             (.80)             (.87)             (.95)
  Net realized gains                (.51)             (.03)             (.02)
    Total  distributions           (1.31)             (.90)             (.97)
Total increase (decrease)
  in net asset value                (.47)              .47              (.50)
Net asset value, ending           $16.81            $17.28            $16.81

Total  return*                      5.01%             8.41%             2.89%
Ratios to average net assets:
  Net investment income             4.58%             5.16%             5.50%
  Total expenses                     .87%              .87%              .89%
  Expenses before offsets            .87%              .87%              .89%
  Net expenses                       .84%              .85%              .86%
Portfolio turnover                    72%               41%               41%
Net assets, ending
  (in thousands)                   $57,677           $50,966            $52,945

(a)     Annualized

* Total return is not annualized for periods less than one year and does not reflect deduction of Class A front-end sales charge.

**  From  March  1,  1999  inception.

Calvert
Tax-Free
Reserves









This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.




















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CalverT's
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CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

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CSIF  Money  Market  Portfolio

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CSIF  Balanced  Portfolio

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South  Africa  Fund

Calvert
Investments  that  make  a  difference

June  30,  2001
Semi-Annual  Report
Calvert  Tax-Free  Reserves
California  Money  Market
Portfolio

Contents

President's  Letter
1

Portfolio
Manager  Remarks
2

Statement  of
Net  Assets
4

Statement  of  Operations
7

Statements  of  Changes  in  Net  Assets
8

Notes  to
Financial  Statements
9

Financial  Highlights
11

Dear  Shareholders:


On June 27, 2001, the Federal Open Market Committee cut short-term interest rates for the sixth time this year in its latest effort to jump-start an ailing U.S. economy. Over a period of roughly seven months, the Fed has reduced interest rates 2.75%, however we have seen few signs of a turnaround. The stock markets in April and May were hoping for improvements in the second half of the year. Now, there's talk of recovery late in the fourth quarter.
There are contrary forces at play in the marketplace. Despite a bounceback in old-economy company's stock prices and robust consumer spending, the downturn suffered in the telecom, media, and technology sectors continues - and sluggish, even negative growth is a real possibility. Fed Chairman Alan Greenspan and his colleagues appear optimistic, but an increasing number of U.S. businesses, forced to make spending cuts and staff reductions, do not appear to share the same confidence. Economic data also indicate that industrial output has fallen for eight successive months, and both inflation and consumer prices are on the rise.
For today's investor, changeable forecasts call for sober appraisal, not panic. And picking the right path through the ups and downs of today's bond and equity markets requires professional expertise. Always consider the benefits of portfolio diversification. As unsettling as turbulent markets can be, those who follow fundamental investing principles and diversify their portfolios across a range of asset classes should profit in the long term. We encourage you to work with your financial advisor and to make decisions based on your financial situation and personal tolerance for risk.
We appreciate your investment in Calvert funds and look forward to working with you to help you reach your financial goals.


Sincerely,



Barbara  J.  Krumsiek
President  and  CEO
July  31,  2001

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert Tax-Free Reserves California Money Market Portfolio seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund
Information

asset  allocation
California  tax-exempt
money  market

NASDAQ  symbol
CTCXX

CUSIP  number
131620-50-2

Calvert  Tax-Free  Reserves  California  Money  Market  Portfolio

How would you characterize the investment climate over the past six months? During the first six months of 2001, the Federal Reserve lowered the target for the fed funds rate six times for a total of 275 basis points. The fed funds target currently stands at 3.75%. The Fed reacted so aggressively due to a swift contraction in economic growth.
Short term interest rates had fallen ahead of the fed funds rate in anticipation of further Fed action. The Fed is trying to keep the economy out of a recession and sees the near term risks as weighted toward economic weakness.

How  did  the  Fund  perform?
The Portfolio's total return for the six-month period ending June 30, 2001 was 1.28%. This was above the 1.21% total return for the average California tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

What  was  your  strategy  during  the  period?
At the start of the year, the Portfolio had a longer than average weighted maturity which helped when rates plummeted. Short rates were dropping not only due to the Fed easing, but also because of a lack of supply in tax-free securities. We had intended to let the Portfolio's average maturity shorten with time until tax season when tax-free money market rates typically spike upward. Supply usually increases at this time due to funds selling securities to raise cash for tax payment redemptions. However, due to stock market volatility, investors sought the safety of money market funds which saw a huge influx of cash. This helped to temper the back-up in tax-free rates and available supply.
We were not able to extend the maturity of the Portfolio until the beginning of the summer note season, when most note issuance occurs.

What  is  your  outlook?
The benefits of Fed easing should begin to take hold in the coming months. The Fed is hoping consumer confidence and spending holds up until the economy gets back on track. To ensure this occurs, the Fed stands ready to lower rates further if economic data remain weak. We anticipate that the economy will slowly regain its footing over the next several quarters. If the economy remains weak, money market rates would likely remain low. On the other hand, if the economy begins to expand, rates would likely rise. Moreover, if positive earnings return to stocks, investors may begin to pull money from the sidelines, thereby fueling any rise in short-term rates.

July  31,  2001

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

weighted
average  maturity
6.30.01     25  days
12.31.00     39  days

comparative  month-end  yields

                                            IBC's State
                         CTFR              Specific SB&GP
                      California           Tax-Free Money
                     Money Market          Market Averages
6.30.01                 2.12%                   2.27%
5.31.01                 2.65%                   2.69%
4.30.01                 3.11%                   3.04%
3.31.01                 2.41%                   2.52%
2.28.01                 2.73%                   2.84%
1.31.01                 2.36%                   2.49%
12.31.00                3.31%                   3.42%

average  annual
total  return

as  of  6.30.01
1  year          2.98%
5  year          3.07%
10  year         3.09%
inception        3.47%
(10.16.89)

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Sources: IBC's Money Fund Report, IBC Financial Data Inc. and Lipper Analytical Services Inc.

Statement  of  Net  Assets
June  30,  2001

                                                       Principal
Municipal Obligations - 104.9%                           Amount         Value
California  -  99.1%
ABAG Finance Authority For Nonprofit Corps. COPs,
  2.75%, 2/1/25, LOC: Wells Fargo Bank N.A.            $1,500,000     $1,500,000
ABAG Finance Authority For Nonprofit Corps. Revenue
  VRDN, 2.55%, 6/15/30, LOC: FNMA                       2,545,000      2,545,000
ABN AMRO Munitops Certificate Trust VRDN:
  2.60%, 7/4/07, BPA: ABN AMRO Bank, NV                 2,800,000      2,800,000
  2.60%, 6/1/26, BPA: ABN AMRO Bank, NV                 5,500,000      5,500,000
Alameda-Contra Costa Schools Financing Authority
  COPs:  2.70%, 11/1/14, BPA: Dexia Credit Local,
  AMBAC Insured                                         1,925,000      1,925,000
   2.70%, 8/1/24, BPA: Dexia Credit Local,
    AMBAC Insured                                       9,000,000      9,000,000
Alameda County Industrial Development Authority
  Industrial Revenue VRDN, 3.20%, 3/1/28, LOC:
  Bank of the West                                        500,000        500,000
Avalon Community Improvement Agency Tax Allocation
  Revenue VRDN, 3.60%, 8/1/24, LOC: Union Bank of
  California                                           12,315,000     12,315,000
Contra Costa County MFH Revenue VRDN:
  2.50%, 11/15/22, LOC: FNMA                            6,400,000      6,400,000
  10/20/28, LOC: State Street Bank & Trust Co.         10,770,000     10,770,000
Fresno Revenue VRDN, 2.60%, 5/1/15, LOC: US
  Bank, N.A.                                            9,500,000      9,500,000
Housing Finance Agency Home Ownership & Home
  Improvement  Revenue  VRDN:
     2.65%, 8/1/10, TOA: Citibank                       2,410,000      2,410,000
     2.53%, 8/1/14, LOC: Banco Santander                2,900,000      2,900,000
     3.10%, 2/1/26, BPA: Landesbank Hessen-TH           1,500,000      1,500,000
     3.05%, 2/1/32, BPA: Lloyds TSB Bank plc, FSA
      Insured                                          11,500,000     11,503,922
Livermore MFH Revenue VRDN, 2.50%, 5/1/20, LOC:
  FNMA                                                  6,950,000      6,950,000
Los Angeles City Tax & Revenue Anticipation Notes,
  4.00%, 6/28/02                                        3,800,000      3,854,834
Los Angeles Community Redevelopment Agency COPs,
  2.40%, 12/1/14, LOC: Wells Fargo Bank N.A.           10,000,000     10,000,000
Los Angeles Community Redevelopment Agency Revenue
  VRDN: 2.75%, 12/1/05, LOC: Westdeutsche Landesbank   11,000,000     11,000,000
   2.45%, 4/1/30, LOC: FHLMC                            6,000,000      6,000,000
Los Angeles Convention & Exhibit Center Authority
  COPs, 2.60%, 8/15/18, BPA: Merrill Lynch              2,100,000      2,100,000
Los Angeles County Housing Authority Development
  Revenue VRDN: 2.45%, 12/1/07, LOC: General Bank,
  C/LOC: FHLB                                           4,000,000      4,000,000
  2.60%, 11/1/09, LOC: FHLB                            12,200,000     12,200,000
  2.65%, 6/1/10, LOC: FHLMC                            10,000,000     10,000,000
Los Angeles County IDA Revenue VRDN, 3.55%, 12/1/06,
  LOC: Union Bank of California                         2,510,000      2,510,000
Los Angeles County Tax & Revenue Anticipation Notes,
  3.75%, 6/28/02                                       15,000,000     15,164,700
Los Angeles Water & Power Revenue VRDN, 2.60%,
  7/1/34, IA: Escrowed in US Treasuries                15,000,000     15,000,000
Newman Capital Trust Certificates VRDN, 2.95%, 4/1/32,
  LOC: FHLMC                                           16,000,000     16,000,000
Oakland Joint Powers Financing Authority Lease Revenue
  VRDN, 2.40%, 8/1/21, BPA: Commerze Bank, AG,
  FSA Insured                                          11,000,000     11,000,000

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Ontario Revenue VRDN, 2.60%, 10/1/26,
  LOC: Union Bank of California                        $5,770,000     $5,770,000
Orange County Apartment Development Revenue
  VRDN:
   2.65%, 11/1/09, LOC: FHLMC                           8,500,000      8,500,000
   2.45%, 12/1/22, LOC: FHLMC                           1,500,000      1,500,000
Orange County COPs, 2.40%, 3/1/16, LOC: UBS, AG         2,100,000      2,100,000
Orange County Water District COPs, 3.00%, 8/15/15,
  LOC: Bayerische Landesbank                            9,500,000      9,500,000
Pitney Bowes Credit Corp. Lease Tops Trust VRDN,
  2.98%, 10/10/01, BPA: Pitney Bowes Credit Corp.      10,941,753     10,941,753
Pollution Control Financing Authority IDA Revenue
  VRDN:
   3.05%, 3/1/16, LOC: Comerica Bank                    3,500,000      3,500,000
   2.60%, 9/1/17, LOC: Deutsche Bank AG                 7,000,000      7,000,000
   2.55%, 9/1/20, LOC: Fleet Bank, NA                   4,400,000      4,400,000
   3.10%, 10/1/24, GA: Shell Oil Company               11,000,000     11,000,000
Regional Airports Improvement Corp. Revenue VRDN,
  3.40%, 12/1/25, LOC: Societe Generale                 1,000,000      1,000,000
San Bernardino County COPs:
  2.70%, 3/1/24, LOC: Bayerische Hypo-Und Vereinsbank   3,835,000      3,835,000
  2.45%, 8/1/26, BPA: Landesbank Hessen-TH,
   MBIA Insured                                         9,000,000      9,000,000
San Bernardino County Housing Authority MFH Revenue
  VRDN:
   2.45%, 6/1/05, LOC: FNMA                             2,000,000      2,000,000
   2.80%, 5/1/17, LOC: California Federal Savings
  Bank,
     C/LOC:  FHLB                                       4,725,000      4,725,000
   2.90%, 2/1/23, LOC: California Federal Savings
     Bank, C/LOC:  FHLB                                 5,660,000      5,660,000
San Diego County & School District Tax & Revenue
  Anticipation Notes:
   6.00%, 10/4/01                                       3,900,000      3,971,331
   3.50%, 6/28/02                                       3,800,000      3,831,008
San Francisco City & County Redevelopment Agency
  Revenue VRDN, 2.75%, 10/1/10, LOC: Credit Suisse
  First Boston                                          8,630,000      8,630,000
San Marcos IDA Revenue VRDN, 3.42%, 12/1/20,
  LOC: Union Bank of California, C/LOC: CALSTERS        1,155,000      1,155,000
School Cash Reserve Program Authority Revenue Notes:
  5.25%, 7/3/01, AMBAC Insured                         24,000,000     24,001,235
  4.00%, 7/3/02, AMBAC Insured                          3,800,000      3,849,970
Stanislaus Waste-To-Energy Financing Agency Revenue
  VRDN, 2.70%, 1/1/10, BPA: Morgan Guaranty Trust,
  MBIA Insured                                          9,500,000      9,500,000
State Economic Development Financing Authority IDA
  Revenue VRDN, 2.45%, 3/1/23, LOC: American
  National Bank & Trust                                 2,200,000      2,200,000
Statewide Communities Development Authority Special
  Tax COPs, 3.15%, 6/1/26, LOC: Dresdner Bank AG          700,000        700,000
Statewide Communities Development Authority
  Special Tax Revenue Notes:
    2.85%, 10/4/01, BPA: Bank of New York               8,500,000      8,500,000
    3.00%, 10/4/01, BPA: Bank of New York               2,500,000      2,500,000

                                                        Principal
Municipal Obligations - Cont'd                           Amount         Value
Statewide Communities Development Authority Special
  Tax Revenue VRDN:
    2.60%, 6/1/19, LOC: CALSTERS                       $2,425,000     $2,425,000
    3.55%, 6/1/21, LOC: Union Bank of California        3,340,000      3,340,000
    2.65%, 5/1/22, LOC: Sanwa Bank of California,
     C/LOC: CALSTERS                                    2,365,000      2,365,000
    2.40%, 3/1/31, LOC: BNP Paribas                    11,000,000     11,000,000
    3.00%, 6/1/33, LOC: Heller Fiancial, Inc.           4,850,000      4,850,000
    2.95%, 6/15/33, LOC: Bank of the West              11,000,000     11,000,000
Upland Community Redevelopment Agency Revenue VRDN,
  2.50%, 2/15/30, CA: FNMA                              2,000,000      2,000,000
Vallejo Housing Authority MFH Revenue VRDN:
  2.70%, 6/1/07, LOC: Dresdner Bank AG                  8,545,000      8,545,000
  2.55%, 1/1/08, LOC: Dresdner Bank AG                  2,100,000      2,100,000
Victorville MFH Revenue VRDN, 2.85%, 12/1/15,
  LOC: Redlands Federal Bank, C/LOC: California
  Federal Savings Bank                                  6,410,000      6,410,000
Watereuse Finance Authority Revenue VRDN, 2.7%,
  5/1/28, BPA: Credit Suisse First Boston, FSA
   Insured                                              1,275,000      1,275,000
West Basin Municipal Water District COPs, 2.5%,
  8/1/27, LOC: Bayerische Hypo-Und Vereinsbank          7,000,000      7,000,000

Puerto Rico  -  5.8%
Puerto Rico Electric Power Authority Electric Revenue
  VRDN: 2.53%, 7/1/16, BPA: Merrill Lynch               4,430,000      4,430,000
  2.45%, 7/1/22, BPA: Societe Generale                  9,450,000      9,450,000
TICS-TOCS Trust VRDN, 2.60%, 7/1/19, BPA:
 Toronto-Dominion                                      11,500,000     11,500,000

     TOTAL INVESTMENTS (Cost $453,808,753) - 104.9%                  453,808,753
     Other assets and liabilities, net - (4.9%)                     (21,381,482)
     Net  Assets  -  100%                                           $432,427,271

Net Assets Consist Of:
Paid in capital applicable to 432,502,511 shares
  of beneficial interest, unlimited number of no
  par shares authorized                                             $432,502,552
Undistributed  net  investment  income                                    16,639
Accumulated  realized  gain  (loss)  on  investments                    (91,920)

      Net  Assets                                                   $432,427,271
      Net  Asset  Value  Per  Share                                        $1.00

Explanation  of  Guarantees:     Abbreviations:
BPA:  Bond-Purchase  Agreement            AMBAC:  American  Municipal  Bond
Assurance  Corp.
C/LOC:  Confirming  Letter  of  Credit    COPs:  Certificates  of Participation
INSUR:  Insurance                         FHLMC:  Federal  Home  Loan Mortgage
                                                  Corporation
LOC:  Letter  of  Credit                  FNMA:  Federal  National  Mortgage
                                                 Association
TOA:  Tender  Option  Agreement           FSA:  Financial  Security  Advisor
                                          GO:  General  Obligation
                                          IDA:  Industrial  Development
                                                Authority
                                          MBIA:  Municipal  Bond  Insurance
                                                 Association
                                          MFH:  Multi-Family  Housing
                                          VRDN:  Variable  Rate  Demand  Notes

See  notes  to  financial  statements.

Statement  of  Operations
Six  Months  Ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Interest  income                                           $6,516,384

Expenses:
     Investment  advisory  fee                                   1,018,668
     Transfer  agency  fees  and  expenses                         197,681
     Accounting  fees                                               26,895
     Trustees'  fees  and  expenses                                 17,954
     Administrative  fees                                           16,208
     Custodian  fees                                                23,547
     Registration  fees                                              5,432
     Reports  to  shareholders                                      43,846
     Professional  fees                                              8,137
     Miscellaneous                                                   9,129
          Total  expenses                                        1,367,497
          Fees  paid  indirectly                                  (32,348)
               Net  expenses                                     1,335,149

                    Net  Investment  Income                      5,181,235

Realized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                         14,673

               Increase  (Decrease)  in  Net  Assets
               Resulting  from  Operations                      $5,195,908

See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                            Six Months Ended         Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
     Net  investment  income                    $5,181,235          $12,712,775
     Net  realized  gain  (loss)                    14,673               24,446

          Increase (Decrease) in Net Assets
          Resulting  from  Operations            5,195,908           12,737,221

Distributions  to  shareholders  from:
     Net investment income                      (5,190,949)         (12,684,997)

Capital  share  transactions:
     Shares  sold                              201,385,089          351,114,060
     Reinvestment  of  distributions             5,192,937           12,453,200
     Shares  redeemed                         (171,255,670)        (394,464,155)
          Total  capital share transactions     35,322,356          (30,896,895)

Total  Increase  (Decrease)  in  Net Assets     35,327,315          (30,844,671)

Net  Assets
Beginning  of  period                          397,099,956          427,944,627
End of period (including undistributed net
  investment income of $16,639 and $26,353,
  respectively)                               $432,427,271         $397,099,956

Share  Activity
Shares  sold                                   201,385,089          351,114,060
Reinvestment  of  distributions                  5,192,937           12,453,200
Shares  redeemed                              (171,255,670)        (394,464,155)
     Net  share  activity                       35,322,356          (30,896,895)


See  notes  to  financial  statements.

Notes  To  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The California Money Market Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. The Portfolio offers shares of beneficial interest to the public with no sales charges.
Security Valuation: Securities are valued at amortized cost which approximates market.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are earned daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $224,699 was payable at period end. Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Under the terms of the agreement, $2,705 was payable at period end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio.
Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $101,387 for the period ended June 30, 2001. Under the terms of the agreement, $16,530 was payable at period end. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.
Note  C  -  Investment  Activity
The cost of investments owned at June 30, 2001 was substantially the same for federal income tax and financial reporting purposes. The table below presents the net capital loss carryforwards as of June 30, 2001 with expiration dates:

     Capital  Loss  Carryforwards          Expiration  Dates
     $88,918                                   12/31/03
     351                                       12/31/04
     17,324                                    12/31/07
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2001.

Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net  asset  value,  beginning        $1.00           $1.00             $1.00
Income from investment operations
  Net investment income                .013            .032              .028
Distributions  from
     Net  investment  income          (.013)          (.032)            (.028)
Net  asset  value,  ending           $1.00           $1.00             $1.00

Total  return                         1.28%           3.22%             2.80%
Ratios  to  average  net  assets:
     Net  investment  income          2.54%  (a)      3.16%             2.75%
     Total  expenses                   .67%  (a)       .68%              .66%
     Expenses  before  offsets         .67%  (a)       .68%              .66%
     Net  expenses                     .66%  (a)       .65%              .65%
Net assets, ending (in thousands)    $432,427        $397,100         $427,945



                                                  Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net asset value, beginning          $1.00            $1.00             $1.00
Income from investment operations
  Net investment income               .031             .032              .031
Distributions  from
     Net  investment  income         (.031)           (.032)            (.031)
Net  asset  value,  ending          $1.00            $1.00             $1.00
Total  return                        3.19%            3.28%             3.17%
Ratios  to  average  net  assets:
     Net  investment  income         3.13%            3.22%             3.14%
     Total  expenses                  .69%             .71%              .72%
     Expenses  before  offsets        .67%             .66%              .69%
     Net  expenses                    .65%             .65%              .68%
Net assets, ending (in thousands)   $437,575         $321,001          $346,008


(a)     Annualized

Calvert
Tax-Free
Reserves
California
Money
Market
Portfolio





This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.




















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Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
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Equity  Funds
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South  Africa  Fund

Calvert

Investments  that  make  a  difference

June  30,  2001
Semi-Annual  Report
Calvert  Tax-Free  Reserves
Vermont  Municipal
Portfolio

Contents

President's  Letter
1

Portfolio
Manager  Remarks
2


Statement  of
Net  Assets
4

Statement  of  Operations
6

Statements  of  Changes  in  Net  Assets
7

Notes  to
Financial  Statements
8

Financial  Highlights
11



Dear  Shareholders:


On June 27, 2001, the Federal Open Market Committee cut short-term interest rates for the sixth time this year in its latest effort to jump-start an ailing U.S. economy. Over a period of roughly seven months, the Fed has reduced interest rates 2.75%, however we have seen few signs of a turnaround. The stock markets in April and May were hoping for improvements in the second half of the year. Now, there's talk of recovery late in the fourth quarter.
There are contrary forces at play in the marketplace. Despite a bounceback in old-economy company's stock prices and robust consumer spending, the downturn suffered in the telecom, media, and technology sectors continues - and sluggish, even negative growth is a real possibility. Fed Chairman Alan Greenspan and his colleagues appear optimistic, but an increasing number of U.S. businesses, forced to make spending cuts and staff reductions, do not appear to share the same confidence. Economic data also indicate that industrial output has fallen for eight successive months, and both inflation and consumer prices are on the rise.
For today's investor, changeable forecasts call for sober appraisal, not panic. And picking the right path through the ups and downs of today's bond and equity markets requires professional expertise. Always consider the benefits of portfolio diversification. As unsettling as turbulent markets can be, those who follow fundamental investing principles and diversify their portfolios across a range of asset classes should profit in the long term. We encourage you to work with your financial advisor and to make decisions based on your financial situation and personal tolerance for risk.
We appreciate your investment in Calvert funds and look forward to working with you to help you reach your financial goals.


Sincerely,



Barbara  J.  Krumsiek
President  and  CEO
July  31,  2001

Emmett  Long  is  a  member  of  the  CAMCO  portfolio  management  team.



Fund
Information

asset  allocation
Vermont  long-term
tax-exempt  bonds

NASDAQ  symbol
CGVTX

CUSIP  number
131620-70-0

Calvert tax-free reserves Vermont Municipal portfolio

How would you characterize the investment climate over the past six months? Unlike this time last year the first half of the year produced several new eligible issues and a large calendar of new national issues, due largely to several interest rate cuts by the Federal Reserve. As the yield curve steepened, it became particularly important to pay close attention to new issues as the intermediate part of the curve outperformed the long maturity issues.

What  was  your  strategy?
While Vermont has historically been a challenge because of the lack of issues available, we were fortunate to be able to purchase bonds from Guam that rarely brings new issues to market, and obtain some new Vermont issues during the first half of the year. We will continue to augment the holdings with debt issued by territories, e.g. Puerto Rico and Virgin Islands, that are tax exempt in Vermont.
As the two biggest issuers in the state (The State of Vermont and the Vermont Municipal Bond Bank) scaled back their debt requirements in previous years, we anticipate several new issues later this year from both the State and the Bond Bank. We must stay nearly fully invested at all times as we don't have the ability to readily trade issues or overweight in a particular sector.

How  did  the  Fund  perform?
The Fund returned 2.16% for the six months ended June 30, 2001, versus the 2.02% return of the Lipper Other States Municipal Debt Funds Average for the same period. For the first two months of the year, the Fund lagged the Lipper index, but it turned around as midyear came to a close. The Fund's overweighting in lower coupon issues contributed to Fund performance in a declining interest rate environment. We were able to diversify the Fund slightly in the first half of the year. It is anticipated that there will be more opportunities for the comparative  Investment  Performance  (as  of  6.30.01)





                         CTFR          Lipper Other States       Lehman
                    Vermont Municipal     Municipal Debt     Municipal Bond
                        Portfolio         Funds Average         Index TR
6  month                  2.16%               2.02%               2.88%
1  year                   8.56%               8.31%               9.98%
5  year*                  4.93%               5.10%               6.54%
10  year*                 5.95%               5.86%               7.16%

Investment performance does not reflect the deduction of any front-end sales charge.
TR  represents  total  return.  Source:  Lipper  Analytical  Services,  Inc.
*  Average  annual  return

Portfolio in the second half of the year, as others in the State bring new issues to market. When measured against funds with more than 60% of their Portfolio in Vermont, the Fund performed very well. The Fund made up a lot of ground, mainly in the second quarter, outperforming the Other States average for the first half of the year.

What  is  your  Outlook?
We believe that we are near the end of a Federal Reserve rate cut cycle. There should be significant new issues throughout the second half of year, including some new issues for Vermont. Municipal bonds underperformed both Treasury and Corporate bonds in the first half of the year. The Fund should perform well in the second half of the year based on its current structure.
July  31,  2001
Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.


Growth  of  a  hypothetical  $10,000  investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns.

[INSERT  LINE  GRAPH  HERE]

average  annual
total  return

as  of  6.30.01
1  year       4.48%
5  year       4.12%
10  year      5.54%
inception     5.61%
(4.01.91)

Statement  of  Net  Assets
June  30,  2001

                                                       Principal
Municipal Obligations - 97.9%                            Amount         Value
Vermont  -  79.4%
Burlington Electric Revenue Bonds, 6.375%, 7/1/10,
  MBIA Insured                                        $3,125,000      $3,589,344
Chittenden Solid Waste District GO Bonds, 6.60%,
  1/1/12, Asset Guaranty Insured                       2,000,000       2,126,900
Education  and  Health  Revenue  Bonds:
  5.75%, 9/1/05                                          495,000         514,448
  6.60%, 12/1/14                                       1,000,000       1,048,010
  5.50%, 11/1/16                                       3,000,000       3,102,150
  5.50%, 7/1/18                                        1,955,000       1,923,212
  6.25%, 9/1/18                                        2,000,000       1,872,040
  5.625%, 10/1/25,  FSA  Insured                       1,000,000       1,013,310
  2.75%, 10/1/30, VRDN, C/LOC: Lasalle Bank            2,850,000       2,850,000
  5.00%, 11/1/38                                       3,000,000       2,794,350
Housing Finance Agency Single Family Revenue Bonds,
  5.55%,  11/1/21                                      1,650,000       1,655,346
State  Economic  IDA  Revenue  Bonds,  5.75%,  1/1/09,
  LOC:  First  Vermont  Bank,  N.A.                    1,005,000         948,881
Municipal  Bond  Bank  Revenue  Bonds:
  5.50%,  12/1/19,  MBIA  Insured                      1,500,000       1,543,245
  5.50%,  12/1/22,  AMBAC  Insured                     1,000,000       1,017,250
Rutland  County  Solid  Waste  GO  Bonds:
  6.10%,  11/1/01                                        110,000         111,130
  6.25%,  11/1/02                                        110,000         114,159
  6.35%,  11/1/03                                        110,000         116,700
  6.45%,  11/1/04                                        110,000         118,673
  6.50%,  11/1/05                                        105,000         114,786
  6.55%,  11/1/06                                        100,000         110,665
  6.60%,  11/1/07                                        100,000         111,731
  6.70%,  11/1/08                                        100,000         112,947
  6.75%,  11/1/09                                        100,000         113,926
  6.80%,  11/1/10                                        100,000         114,903
  6.80%,  11/1/11                                        100,000         115,753
  6.85%,  11/1/12                                        100,000         116,384
State  GO  Bonds:
  6.30%,  1/15/06                                      2,500,000       2,751,775
  Zero  Coupon,  8/1/08                                  400,000         292,792
  Zero  Coupon,  8/1/09                                  300,000         208,155
  5.00%,  1/15/11                                      3,000,000       3,122,160
  6.45%,  2/1/12,  Prerefunded                         1,950,000       2,031,120
State Industrial Redevelopment Revenue VRDN, 4.80%,
  12/1/04, LOC: Fleet National Bank                      130,000         130,000
Student Assistance Corporation Education Loan Revenue
  Bonds, 6.50%, 12/15/05, FSA Insured                  2,240,000       2,327,136
University of Vermont and State Agriculture College
  Revenue Bonds, 4.75%, 10/1/38, MBIA Insured          2,000,000       1,760,380

     Total Vermont Municipal Obligations (Cost $39,154,793)           39,993,761

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Territories  -  18.5%
Guam Electric Power Authority Revenue Bonds, 5.25%,
  10/1/12, AMBAC Insured                              $2,000,000      $2,123,280
Guam Government Highway Transportation
  Authority Revenue Bonds, 4.50%, 5/1/12               1,500,000       1,507,035
Puerto Rico GO Bonds, 6.50%, 7/1/14                    1,690,000       1,994,369
Puerto Rico Highway Electric Power Authority VRDN:
  2.72%, 7/1/16, BPA: Merrill Lynch                    1,100,000       1,100,000
  2.45%, 7/1/22, BPA: Societe Generale                 1,250,000       1,250,000
Puerto Rico Highway Transportation Authority
  Revenue Bonds, 4.75%, 7/1/38                         1,500,000       1,353,390

   Total Territories Municipal Obligations (Cost $9,294,297)           9,328,074


      TOTAL  INVESTMENTS  (Cost  $48,449,090)  -  97.9%               49,321,835
      Other  assets and liabilities, net - 2.1%                        1,080,159
      Net  Assets  -  100%                                           $50,401,994

Net  Assets  Consist  Of:
Paid-in capital applicable to 3,215,825 Class A
  shares of beneficial interest, unlimited number
  of no par shares authorized:                                       $49,448,591
Undistributed net investment income                                      110,209
Accumulated  net  realized  gain  (loss)  on  investments               (29,551)
Net  unrealized appreciation (depreciation) on investments               872,745

               Net  Assets                                           $50,401,994

               Net  Asset  Value  Per  Share                              $15.67







Abbreviations:     Explanation  of  Guarantees:
AMBAC:  AMBAC  Indemnity  Corporation          BPA:  Bond-Purchase  Agreement
FSA:  Financial  Security  Assurance               C/LOC:  Confirming  LOC
GO:  General  Obligation                    LOC:  Letter  of  Credit
IDA:  Industrial  Development  Authority
LO:  Limited  Obligation
MBIA:  MBIA  Insurance  Corporation
VRDN:  Variable  Rate  Demand  Notes


See  notes  to  financial  statements.

Statement  of  Operations
Six  Months  Ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Interest  income                                              $1,252,992

Expenses:
     Investment  advisory  fee                                        146,919
     Transfer  agency  fees  and  expenses                             18,050
     Trustees'  fees  and  expenses                                     2,188
     Accounting  fees                                                   6,506
     Custodian  fees                                                    7,719
     Registration  fees                                                 2,120
     Reports  to  shareholders                                          8,396
     Professional  fees                                                 3,621
     Miscellaneous                                                      1,760
          Total  expenses                                             197,279
          Fees  paid  indirectly                                       (8,794)
               Net  expenses                                          188,485

                    Net  Investment  Income                         1,064,507

Realized and Unrealized Gain (Loss) on Investments
Net  realized  gain  (loss)  on  investments                           10,110
Change  in  unrealized  appreciation  or  (depreciation)               (2,962)

   Net Realized and Unrealized Gain (Loss) on Investments               7,148

  Increase (Decrease) in Net Assets Resulting From Operations      $1,071,655

See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                            Six Months Ended         Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
     Net  investment  income                    $1,064,507            $2,174,386
     Net  realized  gain  (loss)                    10,110                14,768
     Change in unrealized appreciation or
  (depreciation)                                    (2,962)            2,336,333

     Increase (Decrease) in Net Assets
     Resulting From Operations                   1,071,655             4,525,487

Distributions  to  shareholders  from:
     Net  investment  income                    (1,059,615)          (2,158,287)

Capital  share  transactions:
     Shares  sold                                4,170,324             5,008,947
     Reinvestment  of  distributions               555,072             1,100,201
     Shares  redeemed                           (2,402,732)          (6,860,850)
          Total  capital  share  transactions    2,322,664             (751,702)

Total  Increase  (Decrease)  in  Net  Assets     2,334,704             1,615,498

Net  Assets
Beginning  of  period                           48,067,290            46,451,792
End of period (including undistributed net
  investment income of $110,209 and $105,317,
  respectively)                                $50,401,994           $48,067,290

Capital  Share  Activity
Shares  sold                                       265,652               331,773
Reinvestment  of  distributions                     35,484                72,799
Shares  redeemed                                  (153,117)            (453,441)
     Total  capital  share  activity               148,019              (48,869)

See  notes  to  financial  statements.

Notes  To  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. Shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.
Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
Options: The Portfolio may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid. Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets:
 .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $29,566 was payable at period end.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $11,018 as its portion of commissions charged on sales of the Portfolio.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $2,180 for the period ended June 30, 2001. Under the terms of the agreement, $345 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were
$4,132,825  and  $1,103,350,  respectively.
The cost of investments owned at June 30, 2001 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated
$872,745, of which $1,250,168 related to appreciated securities and $377,423 related to depreciated securities.
Net realized capital loss carryforward for federal income tax purposes of $39,661 at June 30, 2001 may be utilized to offset future capital gains until expiration in December 2007.
The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, primarily as a cash management practice. For the six months ended June 30, 2001, the Portfolio effected transactions with other Calvert Portfolios, which resulted in net realized gains of $10,110. These purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were $7,950,000 and $9,853,350, respectively.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2001.

Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
Class  A  Shares                      2001            2000              1999
Net  asset  value,  beginning       $15.67          $14.90            $16.28
Income from investment operations
     Net investment income             .34             .70               .71
     Net realized and unrealized
       gain  (loss)                    -               .77             (1.39)
          Total from investment
           operations                  .34            1.47              (.68)
Distributions  from
     Net  investment  income          (.34)           (.70)             (.70)
Total increase (decrease) in net
  asset value                          -               .77             (1.38)
Net  asset  value,  ending          $15.67          $15.67            $14.90

Total  return  *                      2.16%          10.09%            (4.29%)
Ratios  to  average  net  assets:
     Net  investment  income          4.35%  (a)      4.61%             4.50%
     Total  expenses                   .81%  (a)       .80%              .78%
     Expenses  before  offsets         .81%  (a)       .80%              .78%
     Net  expenses                     .77%  (a)       .75%              .76%
Portfolio  turnover                      3%              5%               21%
Net assets, ending (in thousands)     $50,402         $48,067          $46,452



                                                 Years  Ended
                                December 31,      December 31,      December 31,
Class A Shares                      1998              1997              1996
Net  asset  value,  beginning       $16.45          $16.33            $16.62
Income from investment operations
     Net  investment  income           .78             .82               .88
     Net realized and unrealized
      gain (loss)                      .13             .26              (.25)
           Total from investment
             operations                .91            1.08               .63
Distributions  from
     Net  investment  income          (.77)           (.82)             (.85)
     Net  realized  gains             (.31)           (.14)             (.07)
          Total  distributions       (1.08)           (.96)             (.92)
Total increase (decrease) in
  net asset value                     (.17)            .12              (.29)
Net  asset  value,  ending          $16.28          $16.45            $16.33

Total  return  *                      5.67%           6.90%             3.98%
Ratios  to  average  net  assets:
     Net  investment  income          4.73%           5.11%             5.27%
     Total  expenses                   .75%            .76%              .77%
     Expenses  before  offsets         .75%            .76%              .77%
     Net  expenses                     .72%            .73%              .73%
Portfolio  turnover                     32%             14%               24%
Net assets, ending (in thousands)     $51,292         $50,194           $49,774


(a)     Annualized

*     Total return does not reflect deduction of Class A front-end sales charge.

Calvert
Tax-Free
Reserves
Vermont  Municipal
Portfolio





This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.




















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